--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.

--------------------------------------------------------------------------------

            CLASSIC SERIES  |  ANNUAL REPORT  |  February 28, 2001



                              [LOGO] Smith Barney
                                     Mutual Funds

                Your Serious Money. Professionally Managed./sm/

        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

[PHOTO OF Joseph P. Deane]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER

         Classic Series
   [GRAPHIC]

 Annual Report . February 28, 2001

 SMITH BARNEY
 MANAGED MUNICIPALS FUND

      JOSEPH P. DEANE

      Joseph P. Deane has more than 31 years of securities business experience and has managed the Fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its assets in municipal securities.

--------
   * Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

      FUND FACTS

      FUND INCEPTION
------------------------------
      March 4, 1981

      MANAGER TENURE
------------------------------
      13 Years

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
------------------------------
      31 Years

                             CLASS 1 CLASS A CLASS B CLASS L
                   -----------------------------------------
                   NASDAQ     SMMOX   SHMMX   SMMBX   SMMCX
                   -----------------------------------------
                   INCEPTION 9/12/00 3/4/81  11/6/92 11/9/94
                   -----------------------------------------

Average Annual Total Returns as of February 28, 2001

                                   Without Sales Charges/(1)/

                                 Class 1 Class A Class B Class L

                ------------------------------------------------
                One-Year            N/A   15.33%  14.75%  14.72%

                ------------------------------------------------
                Five-Year           N/A    5.64    5.09    5.04

                ------------------------------------------------
                Ten-Year            N/A    8.00     N/A     N/A

                ------------------------------------------------
                Since Inception+ 5.42%++  10.02    6.95    7.64

                ------------------------------------------------

                                     With Sales Charges/(2)/

                                 Class 1 Class A Class B Class L

                ------------------------------------------------
                One-Year            N/A   10.71%  10.25%  12.60%

                ------------------------------------------------
                Five-Year           N/A    4.77    4.94    4.83

                ------------------------------------------------
                Ten-Year            N/A    7.56     N/A     N/A

                ------------------------------------------------
                Since Inception+ 0.43%++   9.79    6.95    7.48

                ------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

 + Inception dates for Class 1, A, B and L shares are September 12, 2000, March
   4, 1981, November 6, 1992 and November 9, 1994, respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.


What's Inside
A Message From the Chairman...................................................1
Letter from the Portfolio Manager . . . . . . . . . . . . . . . . . . . . . . 2
Historical Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
Smith Barney Managed Municipals Fund at a Glance . . . . . . . . . . . . . . .8
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Bond Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . .32
Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .33
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .34
Notes to FInancial Statements................................................35
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
Tax Information..............................................................43
Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . . 44


                              [LOGO] Smith Barney
                                     Mutual Funds

                 Your Serious Money. Professionally Managed/sm/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                          A MESSAGE FROM THE CHAIRMAN

                              [PHOTO OF McLendon]

                               HEATH B. MCLENDON
                               CHAIRMAN
                               ---------------------

The year 2001 has begun as a period of transition and consolidation for U.S. securities markets. The bond markets in particular have witnessed a dramatic change over the past year, reflecting a shift in Federal Reserve Board ("Fed") policy from monetary tightening to easing of interest rates. The stock market's volatility continues to make headlines, and we have seen investors move more of their assets into bonds--attracted by the steady stream of interest income.

As you may know, municipal bond funds seek to provide attractive current income free of federal and in some cases, state and local taxes (excluding federal Alternative Minimum Tax). At Citigroup Asset Management, we generally manage our municipal bond funds to provide high levels of dividend income as is consistent with prudent investment management and preservation of capital.

Moreover, our municipal bond funds offer dividend reinvestment plans, which can be one of the most effective wealth-building tools available to investors today. Dividend reinvestment plans are a convenient, simple, and efficient way for shareholders to reinvest their dividends and capital gains, if any, in additional shares of a particular fund. Systematic investments put time to work for you through the power of compounding. We encourage investors to consider participating in their funds' dividend reinvestment plan.

Municipal bond funds offer professional selection and management of a portfolio of municipal bonds. They allow investors to diversify their risk across a wide range of issuers and may be a hedge against stock market volatility. One of the advantages of investing in bond funds rather than in bonds directly is the ease and effectiveness in its way income can be reinvested. Bonds have semi-annual coupon payments where municipal bond funds pay dividends monthly.

The Smith Barney Managed Municipals Fund Inc. ("Fund") seeks to earn a steady stream of income and preserve principal value for investors by paying monthly interest that is exempt from federal income taxes and, in many cases, state and local taxes as well./1/ Portfolio manager Joe Deane and his investment team seek to minimize the effects of market volatility by adjusting the Fund's exposure to interest rate movements and the credit quality of the securities in the portfolio.

Thank you for entrusting Citigroup Asset Management with the management of your assets.



Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon
Chairman

March 15, 2001

--------
1 Please note that a portion of the income from the Fund may be subject to the federal Alternative Minimum Tax ("AMT"). Further more, while long-term bonds offer potentially higher yields than short-term investments, they also will be

--------
 more affected by changes in interest rates. As a result long-term bond funds have a higher degree of risk associated with them.


      1 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

Dear Shareholder,

We are pleased to provide the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended February 28, 2001. In this report we have summarized what we believe to be the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Performance Update
For the year ended February 28, 2001, the Fund's Class A shares, without and with sales charges, returned 15.33% and 10.71%, respectively. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ returned 12.34% for the same period. During the reporting period, the Fund distributed income dividends totaling $0.76 for Class A shares. In addition, the current monthly dividend rate for Class A shares is $0.0635, which equates to an annualized distribution rate of 4.91%. Past performance is not indicative of future results.

We are pleased to report that our Fund does not hold any of the California utility issues that may face the possibility of default. We think it is also worthwhile to note that California is working aggressively to come up with a solid plan to deal with its current power crisis. In our view, this important state initiative--combined with specific company steps--should go a long way in helping to resolve the problem.

Municipal Bond Market Update
During the period, the bond market performed relatively well. We have observed periods of rallies in anticipation of further easing of monetary policy by the Federal Reserve Board ("Fed"). In the near term, we expect the Fed to continue to ease short-term interest rates. Specifically, we think the bond market should head higher between now and the middle of the year.

The Fed reduced short-term interest rates twice so far in 2001 in an effort to boost economic activity, lowering interest rates on January 3 and January 31, 2001 by 50 basis points/2/ each time. While the lowering of interest rates by the Fed did not come as a big surprise in light of recent market conditions, the magnitude of the interest rate cuts was somewhat unanticipated. The last time the Fed reduced the federal funds rate ("fed funds rate")/3/ target by a full 50 basis points in one single stroke was July 1992, the first year of economic recovery after the 1990 to 1991 recession.

In our view, a 100-basis-point reduction in interest rates is not massive when compared to past interest rate shifts. But we think it's worth noting that this was the largest interest rate adjustment in one calendar month since Fed Chairman Alan Greenspan took the helm of the central bank in 1987. Prior to this past month, the largest amount that Greenspan had adjusted rates within a month was 75 basis points. So it is clear to us the speed of this interest rate cut has been unprecedented in the otherwise incrementalist Fed under the direction of Greenspan. In our view, the door is still open for further interest rate cuts to spur U.S. economic growth. In fact, we expect further interest rate cuts at the next Federal Open Market Committee ("FOMC")/4/ meeting in March 2001./5/

--------
1 The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.
2 A basis point is 0.01% or one one-hundredth of a percent.
3 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4 FOMC is a policy-making body of the Federal Reserve System, the U.S. Central
  Bank, that is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
5 On March 20, 2001, after this letter was written, the Fed cut interest rates by one-half percentage point.


      2 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

Greenspan has warned that U.S economic growth has slowed substantially and downside risks may predominate in the coming months. But Greenspan was also quick to point out signs that the U.S. economy may emerge quickly from the slowdown. Greenspan recently released new Fed projections that U.S. annual Gross Domestic Product ("GDP")/6/ growth would slow to about 2.0% to 2.5% this year, forecasting a substantial slowdown for 2001. These statistics are well below the Fed's forecasts last July of as much as a 3.75% annual advance in GDP.

We think the U.S. economic slowdown has triggered inventory imbalances by businesses and has somewhat diminished consumer confidence. Following the recent Fed easing, the immediate reaction in the stock market was certainly favorable, but the reaction in the bond market was notably less euphoric. We think the reason may be that many bond investors had been anticipating a Fed interest rate action sooner rather than later, and bond prices had been rallying for several weeks. When the Fed actually reduced the fed funds rate target, investors were ready for profit taking.

Investment Strategy
As previously noted, the Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital./7/ The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities that have remaining maturities at the time of purchase from three years to more than 30 years.

We seek to provide shareholders with high total return potential by investing primarily in taxable U.S. bonds. Our investment process involves:

1.  Reflecting on key market factors such as:

       .  U.S. economic indicators;

       .  Inflation;

       .  Fed monetary policy; and

       .  The relative strength of the U.S. dollar

2. Seeking to project the direction of interest rates as a foundation for structuring the Fund's portfolio's average maturity; and

3. Attempting to select bonds likely to either experience significant price appreciation when interest rates fall or sustain less-than-average price depreciation when interest rates rise.

Municipal Bond Market Outlook
We expect lower interest rates to bring the U.S. economy in for a "soft landing." With the end of the presidential election, we think we have gained a much clearer insight into the political environment that confronts the bond market. In general, it is relatively benign compared to prior years. In the near term, we think the bond market will be influenced by two factors: further Fed actions and President Bush's tax package, the latter of which should be making its way through Congress by April or May 2001.

--------
6 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.
7 Please note that a portion of the income from the Fund may be subject to the federal Alternative Minimum Tax ("AMT").


      3 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

While debates on "hard" versus "soft landings" may continue, the consensus is that the U.S. economy has slowed considerably and may continue to do so until the Fed's monetary easing takes hold. The general rule for many investment professionals is approximately a 12-month lag from the time the Fed eases until we see substantial economic improvement. In our opinion, with the possibility of a Fed bias towards easing and lower interest rates for the next several months, we are bullish on municipal bonds in the coming months.

Thank you for your investment in the Smith Barney Managed Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,

/s/ Joseph P. Deane
Joseph P. Deane
Vice President and Investment Officer

March 15, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 9 through 29 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of February 28, 2001 and is subject to change.



      4 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Historical Performance -- Class 1 Shares




                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return     Total
Year Ended             of Year  of Year Dividends Distributions of Capital Return/(1)/

--------------------------------------------------------------------------------------
Inception* -- 2/28/01    $15.10  $15.52     $0.39         $0.00      $0.00    5.42%+

--------------------------------------------------------------------------------------

 Historical Performance -- Class A Shares

            Net Asset Value
           -----------------
           Beginning   End    Income   Capital Gain    Return      Total
Year Ended  of Year  of Year Dividends Distributions of Capital  Returns/(1)/

-----------------------------------------------------------------------------
2/28/01       $14.16  $15.52     $0.76         $0.00      $0.00       15.33%

-----------------------------------------------------------------------------
2/29/00        15.93   14.16      0.73          0.00       0.00       (6.62)

-----------------------------------------------------------------------------
2/28/99        16.19   15.93      0.79          0.11       0.00        4.07

-----------------------------------------------------------------------------
2/28/98        15.61   16.19      0.79          0.48       0.00       12.30

-----------------------------------------------------------------------------
2/28/97        16.20   15.61      0.91          0.38       0.00        4.51

-----------------------------------------------------------------------------
2/29/96        15.47   16.20      0.90          0.08       0.00       11.34

-----------------------------------------------------------------------------
2/28/95        16.13   15.47      0.95          0.29       0.00        4.11

-----------------------------------------------------------------------------
2/28/94        16.71   16.13      0.88          0.90       0.00        7.41

-----------------------------------------------------------------------------
2/28/93        15.62   16.71      1.00          0.52       0.03       17.92

-----------------------------------------------------------------------------
2/29/92        14.98   15.62      1.05          0.00       0.02       11.79

-----------------------------------------------------------------------------
 Total                           $8.76         $2.76      $0.05

-----------------------------------------------------------------------------

 Historical Performance -- Class B Shares

                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return      Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)/

----------------------------------------------------------------------------------------
2/28/01                  $14.16  $15.53     $0.68         $0.00      $0.00       14.75%

----------------------------------------------------------------------------------------
2/29/00                   15.92   14.16      0.65          0.00       0.00       (7.08)

----------------------------------------------------------------------------------------
2/28/99                   16.19   15.92      0.71          0.11       0.00        3.48

----------------------------------------------------------------------------------------
2/28/98                   15.60   16.19      0.71          0.48       0.00       11.81

----------------------------------------------------------------------------------------
2/28/97                   16.20   15.60      0.83          0.38       0.00        3.92

----------------------------------------------------------------------------------------
2/29/96                   15.47   16.20      0.82          0.08       0.00       10.78

----------------------------------------------------------------------------------------
2/28/95                   16.13   15.47      0.86          0.29       0.00        3.54

----------------------------------------------------------------------------------------
2/28/94                   16.71   16.13      0.80          0.90       0.00        6.86

----------------------------------------------------------------------------------------
Inception* -- 2/28/93     15.81   16.71      0.31          0.52       0.01      11.26+

----------------------------------------------------------------------------------------
 Total                                      $6.37         $2.76      $0.01

----------------------------------------------------------------------------------------


      5 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Historical Performance -- Class L Shares





                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return      Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)/

----------------------------------------------------------------------------------------
2/28/01                  $14.15  $15.52     $0.67         $0.00      $0.00       14.72%

----------------------------------------------------------------------------------------
2/29/00                   15.92   14.15      0.64          0.00       0.00       (7.19)

----------------------------------------------------------------------------------------
2/28/99                   16.18   15.92      0.70          0.11       0.00        3.49

----------------------------------------------------------------------------------------
2/28/98                   15.60   16.18      0.70          0.48       0.00       11.69

----------------------------------------------------------------------------------------
2/28/97                   16.20   15.60      0.83          0.38       0.00        3.88

----------------------------------------------------------------------------------------
2/29/96                   15.47   16.20      0.82          0.08       0.00       10.76

----------------------------------------------------------------------------------------
Inception* -- 2/28/95     14.30   15.47      0.27          0.29       0.00      12.36+

----------------------------------------------------------------------------------------
 Total                                      $4.63         $1.34      $0.00

----------------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares

                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return      Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)/

----------------------------------------------------------------------------------------
2/28/01                  $14.18  $15.54     $0.79         $0.00      $0.00       15.52%

----------------------------------------------------------------------------------------
2/29/00                   15.95   14.18      0.76          0.00       0.00       (6.44)

----------------------------------------------------------------------------------------
2/28/99                   16.19   15.95      0.82          0.11       0.00        4.39

----------------------------------------------------------------------------------------
2/28/98                   15.60   16.19      0.82          0.48       0.00       12.56

----------------------------------------------------------------------------------------
2/28/97                   16.20   15.60      0.94          0.38       0.00        4.59

----------------------------------------------------------------------------------------
Inception* -- 2/29/96     15.63   16.20      0.85          0.08       0.00       9.84+

----------------------------------------------------------------------------------------
 Total                                      $4.98         $1.05      $0.00

----------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


      6 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Average Annual Total Returns



                                        Without Sales Charges/(1)/
                                  ---------------------------------------
                                  Class 1 Class A Class B Class L Class Y

       ------------------------------------------------------------------
       Year Ended 2/28/01            N/A   15.33%  14.75%  14.72%  15.52%

       ------------------------------------------------------------------
       Five Years Ended 2/28/01      N/A    5.64    5.09    5.04    5.84

       ------------------------------------------------------------------
       Ten Years Ended 2/28/01       N/A    8.00     N/A     N/A     N/A

       ------------------------------------------------------------------
       Inception* through 2/28/01  5.42%+  10.02    6.95    7.64    6.61

       ------------------------------------------------------------------

                                          With Sales Charges/(2)/
                                  ---------------------------------------
                                  Class 1 Class A Class B Class L Class Y

       ------------------------------------------------------------------
       Year Ended 2/28/01            N/A   10.71%  10.25%  12.60%  15.52%

       ------------------------------------------------------------------
       Five Years Ended 2/28/01      N/A    4.77    4.94    4.83    5.84

       ------------------------------------------------------------------
       Ten Years Ended 2/28/01       N/A    7.56     N/A     N/A     N/A

       ------------------------------------------------------------------
       Inception* through 2/28/01  0.43%+   9.79    6.95    7.48    6.61

       ------------------------------------------------------------------

 Cumulative Total Returns

                                             Without Sales Charges/(1)/

        ---------------------------------------------------------------
        Class 1 (Inception* through 2/28/01)                    5.42%

        ---------------------------------------------------------------
        Class A (2/28/91 through 2/28/01)                     115.83

        ---------------------------------------------------------------
        Class B (Inception* through 2/28/01)                   74.77

        ---------------------------------------------------------------
        Class L (Inception* through 2/28/01)                   59.10

        ---------------------------------------------------------------
        Class Y (Inception* through 2/28/01)                   45.91

        ---------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995,
    respectively.



      7 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper Peer Group Average+

--------------------------------------------------------------------------------
                        February 1991 -- February 2001


[CHART]

             Smith Barney Managed   Lehman Bros. Municipal      Lipper Peer

             Municipals Funds Inc.     Bond Fund Index         Group Average

Feb. 92            10,735                   10,999                11,016

Feb. 93            12,659                   12,513                12,576

Feb. 94            13,594                   13,206                13,240

Feb. 95            14,151                   13,455                13,327

Feb. 96            15,756                   14,941                14,639

Feb. 97            16,466                   15,764                15,295

Feb. 98            18,491                   17,206                16,681

Feb. 99            19,244                   18,111                17,714

Feb. 00            17,971                   17,735                16,580

Feb. 01            20,725                   19,922                18,484




+ Hypothetical illustration of $10,000 invested in Class A shares on February
  28, 1991, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 2001. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 271 mutual funds investing in municipal securities as of February 28, 2001. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  .



                          Top Ten States Represented*


     [CHART]

3.7Alabama

9.9Colorado

11.7Florida

3.6Illinois

6.7Michigan

7.5New York

8.6 Ohio

3.5Pennsylvania

11.4 Texas

3.9     Washington



                              Industry Breakdown*


   [CHART]

16.2 Transportation

12.5 Hospital

18.4 General Obligation

15.1 Water & Sewer

7.5 Education

5.8 Utilities

4.1 Cogeneration Facility

2.2 Pre-Refund

12.1 Miscellaneous

6.1  Other Municipal Bonds

* As a percentage of total investments. Holdings are as of February 28, 2001 and are subject to change.

      8 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments                                      February 28, 2001



    FACE
   AMOUNT                                             RATING(a)                                        SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------------------
Alabama -- 3.7%
                   Huntsville, AL Solid Waste Disposal Authority & Residual Recovery Revenue, MBIA-Insured:
 $  4,940,000 AAA   5.500% due 10/1/13 (b)                                                                      $    5,125,250
    8,880,000 AAA   5.500% due 10/1/14 (b)                                                                           9,157,500
                   Jefferson County, AL Sewer Revenue, Capital Improvements, Series A, FGIC-Insured:
   11,000,000 AAA   5.125% due 2/1/29                                                                               10,738,750
   21,675,000 AAA   5.000% due 2/1/33                                                                               20,672,531
   63,500,000 AAA   5.375% due 2/1/36                                                                               64,055,625
    4,000,000 AAA  Southeast, AL Gas District System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25             4,145,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   113,894,656
--------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
                   Valdez, AK Marine Terminal Revenue, Series A:
    9,850,000 AA+   British Petroleum Pipeline Project, 5.850% due 8/1/25                                           10,034,688
      300,000 AAA   Exxon Pipeline Co. Project, Series A, 3.450% due 12/1/33 (c)                                       300,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    10,334,688
--------------------------------------------------------------------------------------------------------------------------------
Arizona -- 1.6%
   12,170,000 BBB  Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project), 5.450% due 6/1/09                    12,154,788
                   Maricopa County, AZ IDA:
                    Bay Club at Mesa Cove Project, Series A:
    1,500,000 Aaa*    5.700% due 9/1/20                                                                              1,537,500
    2,000,000 Aaa*    5.800% due 9/1/35                                                                              2,055,000
    2,000,000 AA+   Hospital Facility Revenue, Mayo Clinic Hospital, 5.250% due 11/15/37                             2,002,500
      400,000 A     Laguna Point Apartments Project, 6.500% due 7/1/09                                                 425,500
    3,500,000 A     Multi-Family Housing Revenue, Series A, 6.500% due 10/1/25                                       3,644,375
    1,000,000 AA-  Maricopa County, AZ PCR, Pollution Control Corp., Arizona Public Service Co.,
                     Series C, 5.000% due 5/1/29 (c)                                                                 1,000,000
   14,000,000 AAA  Mesa, AZ IDA, Discovery Health Systems Revenue, Series A, 5.625% due 1/1/19                      14,525,000
                   Phoenix, AZ Civic Improvement Corp.:
    2,630,000 AA+   Adams Storage Garage Project, Series B, 5.375% due 7/1/29                                        2,656,300
    1,500,000 AAA   Airport Revenue, Series A, FSA-Insured, 5.000% due 7/1/25                                        1,462,500
                    Excise Tax Revenue:
                      Municipal Courthouse Project, Series A:
    2,500,000 AA+       5.250% due 7/1/24                                                                            2,509,375
    2,350,000 AA+       5.375% due 7/1/29                                                                            2,373,500
    1,200,000 AAA     Water Systems Revenue, FGIC-Insured, 5.000% due 7/1/19                                         1,189,500
    1,200,000 AAA  Prescott Valley, AZ Water District Revenue, MBIA-Insured, 4.875% due 1/1/19                       1,168,500
      225,000 NR   Scottsdale, AZ IDA Revenue, Westminster Village Inc., Series A, 8.250% due 6/1/15                   235,969
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    48,940,307
--------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.2%
    4,345,000 Aaa* Little Rock, AR School District, GO, Series B, FSA-Insured, 5.500% due 2/1/30                     4,475,350
--------------------------------------------------------------------------------------------------------------------------------
California -- 2.9%
    2,250,000 A*   Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                                  2,385,000
    3,650,000 AA-  Beverly Hills, CA Public Financing Authority Lease Revenue, Capital Improvements Project,
                     Series A, 5.250% due 6/1/28                                                                     3,686,500
    3,000,000 Ba1* California Educational Facilities Authority Revenue, (Pooled College & University Projects),
                     Series A, 5.625% due 7/1/23                                                                     2,891,250
                   California Health Facilities Finance Authority Revenue:
   11,620,000 A     Kaiser Permanente, Series B, 5.250% due 10/1/13 (d)                                             11,765,250
    4,000,000 A+    Sutter Health, Series A, 6.250% due 8/15/35                                                      4,225,000
      900,000 AAA  California Transportation Finance Authority Revenue, FSA-Insured, 3.600% due 10/1/27 (c)            900,000


                      See Notes to Financial Statements.



      9 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                            RATING(a)                                         SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------------------
California -- 2.9% (continued)
$  5,000,000 AAA  Contra Costa County, CA Multi-Family Housing Revenue, (Crescent Park Apartments Project),
                    Series B, GNMA-Collateralized, 7.800% due 6/20/34                                           $    5,462,500
  15,215,000 AAA  Corona, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area A),
                    Series A, FGIC-Insured, 5.500% due 9/1/24                                                       15,595,375
     160,000 NR   DelMar, CA Race Track Authority Revenue, 6.000% due 8/15/01                                          161,459
   5,000,000 AAA  Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue Landfill
                    Project), MBIA-Insured, 5.750% due 5/15/14                                                       5,375,000
   3,000,000 AAA  Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured,
                    5.250% due 8/1/21                                                                                3,056,250
                  Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:
   1,260,000 BBB   5.750% due 7/1/05                                                                                 1,313,550
   1,200,000 BBB   5.750% due 7/1/06                                                                                 1,278,000
   3,500,000 AAA  Los Angeles, CA Public Works Financing Authority Lease Revenue,
                    (Multiple Capital Facilities Project), AMBAC-Insured, 5.125% due 12/1/29                         3,478,125
                  Orange County, CA, Recovery, Series A:
   1,000,000 AAA   6.000% due 6/1/09                                                                                 1,142,500
   1,000,000 AAA   COP, 6.000% due 7/1/08                                                                            1,132,500
   1,000,000 AA   Orange County, CA Sanitation Distribution COP, Series A, 3.550% due 8/1/29 (c)                     1,000,000
   4,000,000 AAA  Pasadena, CA Electric Revenue, MBIA-Insured, 4.750% due 8/1/24                                     3,765,000
   1,000,000 AAA  Rancho Cucamonga, CA Redevelopment Agency Tax Allocation Project,
                    (Rancho Redevelopment Project), MBIA-Insured, 5.250% due 9/1/26                                  1,008,750
   2,025,000 Aa3* Sacramento, CA City Financing Authority Revenue Capital Improvement, 5.600% due 6/1/25             2,106,000
                  San Francisco, CA City & County COP, San Bruno Jail No. 3:
   3,000,000 AAA   5.250% due 10/1/20                                                                                3,063,750
   5,000,000 AAA   5.250% due 10/1/26                                                                                5,056,250
   5,500,000 AAA  Santa Clara County, CA Finance Authority Lease Revenue, AMBAC-Insured,
                    6.750% due 11/15/20                                                                              6,242,500
   1,515,000 AAA  Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A,
                    GNMA-Collateralized, 6.150% due 4/20/16                                                          1,600,219
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    87,690,728
--------------------------------------------------------------------------------------------------------------------------------
Colorado -- 9.9%
   4,195,000 AAA  Adams County, CO School District #12, 5 Star Schools, MBIA-Insured, 5.000% due 12/15/20            4,101,955
                  Arapahoe County, CO Capital Improvement, Transportation Highway Revenue,
                    (Pre-Refunded -- Escrowed with U.S. government securities to 8/31/05 Call @ 103):
  18,000,000 AAA     7.000% due 8/31/26                                                                             20,835,000
   7,000,000 AAA     Zero coupon due 8/31/26                                                                         1,216,250
                  Arvada, CO Sales & Use Tax Revenue, FGIC-Insured:
     245,000 AAA   Pre-Refunded -- Escrowed with state and local government securities to 12/1/02
                     Call @ 100, 6.250% due 12/1/12                                                                    256,638
     255,000 AAA   Unrefunded Balance, 6.250% due 12/1/12                                                              264,881
   1,000,000 A-   Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                                                    1,016,250
                  Berry Creek, CO Metropolitan District:
     100,000 NR    Pre-Refunded -- Escrowed with U.S. government securities to 12/1/01 Call @ 101,
                     8.250% due 12/1/11                                                                                104,499
     150,000 NR    Unrefunded Balance, 8.250% due 12/1/11                                                              154,049
                  Colorado Educational & Cultural Facilities Authority Revenue, (University of Denver Project),
                    AMBAC-Insured:
   2,815,000 AAA     5.250% due 3/1/18                                                                               2,874,819
   5,810,000 AAA     5.300% due 3/1/19                                                                               5,955,250
   3,245,000 AAA     5.500% due 3/1/21                                                                               3,346,406


                      See Notes to Financial Statements.



     10 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                           RATING(a)                                      SECURITY      VALUE

---------------------------------------------------------------------------------------------------------------------------
Colorado -- 9.9% (continued)
                    Colorado Health Facilities Authority Revenue:
$   1,000,000 AA-     Catholic Health Initiatives, Series A, 5.000% due 12/1/28                             $       928,750
                     National Benevolent, Series C:
      600,000 Baa2*    7.000% due 3/1/19                                                                            612,000
      750,000 Baa2*    7.000% due 3/1/24                                                                            763,125
    1,125,000 Baa2*    7.125% due 3/1/30                                                                          1,144,688
   12,500,000 A      Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                              12,328,125
   12,765,000 BBB+  Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22 (b)                        13,227,731
                    Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to Maturity with REFCO strips):
  324,000,000 Aaa*   Series A, zero coupon bond to yield 5.213% due 10/1/22                                      81,000,000
   27,785,000 Aaa*   Series B, zero coupon bond to yield 5.212% due 10/1/22                                       6,946,250
                    Denver, CO City & County Airport Revenue:
                     Series A:
   26,500,000 A        14.000% due 11/15/08 (b)                                                                  41,141,250
    9,915,000 A        8.000% due 11/15/25 (b)                                                                   10,124,603
    3,585,000 A        Pre-Refunded -- Escrowed with state and local government securities to 11/15/01
                         Call @ 100, 8.000% due 11/15/25 (b)                                                      3,695,203
                     Series C:
    3,090,000 A        6.750% due 11/15/13 (b)                                                                    3,248,363
    9,505,000 A        6.750% due 11/15/22 (b)                                                                    9,956,488
      410,000 A        Pre-Refunded -- Escrowed with state and local government securities to 11/15/02
                         Call @ 102, 6.750% due 11/15/13 (b)                                                        439,213
    2,530,000 A        Pre-Refunded -- Escrowed with state and local government securities to 11/15/02
                         Call @ 102, 6.750% due 11/15/22 (b)                                                      2,710,263
                     Series D:
   17,760,000 A        7.000% due 11/15/25 (b)                                                                   18,015,922
    4,665,000 A        Pre-Refunded -- Escrowed with state and local government securities to 11/15/01
                         Call @ 100, 7.000% due 11/15/25 (b)                                                      4,776,680
   13,900,000 AAA    Series E, 5.250% due 11/15/23                                                               13,900,000
                    Denver, CO City & County COP, Series B:
    6,655,000 AAA    5.750% due 12/1/17                                                                           7,170,763
    7,420,000 AAA    5.500% due 12/1/21                                                                           7,670,425
    4,000,000 AAA    5.500% due 12/1/25                                                                           4,105,000
   15,500,000 AAA   E-470 Public Highway Authority, Colorado Revenue, Series A, MBIA-Insured,
                      4.750% due 9/1/23                                                                          14,453,750
      400,000 NR    Edgewater, CO Redevelopment Authority Tax Increment Revenue, (Pre-Refunded --
                      Escrowed with U.S. government securities to 12/1/03 Call @ 101),
                      6.750% due 12/1/08 (g)                                                                        436,000
                    Highlands Ranch, CO:
      500,000 NR     Metropolitan District #1, Series A, (Pre-Refunded -- Escrowed with U.S. government
                       securities to 9/1/02 Call @ 103), 7.300% due 9/1/12 (g)                                      541,250
    1,000,000 AAA    Metropolitan District #2, FSA-Insured, 6.500% due 6/15/10                                    1,168,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                300,630,589
---------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     11 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


     FACE
    AMOUNT                                       RATING(a)                                   SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------
Connecticut -- 0.8%
                     Mashantucket Western Pequot Tribe, CT Special Revenue:
                      Series A:
$    4,000,000 Baa3*    5.500% due 9/1/28 (f)                                                         $    3,770,000
       495,000 AAA      Escrowed to maturity with REFCO U.S. Treasury obligations,
                          6.500% due 9/1/05 (f)                                                              551,925
                      Series B:
     1,000,000 Baa3*    5.550% due 9/1/08 (f)                                                              1,042,500
     2,000,000 Baa3*    5.700% due 9/1/12 (f)                                                              2,047,500
     6,500,000 Baa3*    5.750% due 9/1/18 (f)                                                              6,475,625
                     South Central, CT Regional Water Authority, Water System Revenue, 16th Series,
                       AMBAC-Insured:
     2,715,000 AAA      5.375% due 8/1/25                                                                  2,769,300
     7,920,000 AAA      5.375% due 8/1/30                                                                  8,038,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                          24,695,650
--------------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
     1,125,000 AAA   District of Columbia GO, Series A, 5.000% due 6/1/15                                  1,127,813
                     District of Columbia Revenue:
     3,000,000 AAA    American Association for the Advancement of Science Revenue, AMBAC-Insured,
                        5.250% due 1/1/16                                                                  3,060,000
                      Georgetown University, MBIA-Insured, Converted 5/1/98:
     3,900,000 AAA      Series D, 5.350% due 4/1/16                                                        4,012,125
                        Series E:
     3,700,000 AAA        5.350% due 4/1/17                                                                3,787,875
     5,300,000 AAA        5.350% due 4/1/18                                                                5,406,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          17,393,813
--------------------------------------------------------------------------------------------------------------------
Delaware -- 0.0%
       250,000 Aaa*  Delaware State Economic Development Authority, Osteopathic Hospital Association,
                       Series A, 6.750% due 1/1/13                                                           294,063
--------------------------------------------------------------------------------------------------------------------
Florida -- 11.7%
                     Boynton Beach, FL Multi-Family Housing Revenue, Clipper Cove Apartments:
       750,000 A+     6.350% due 7/1/16                                                                      790,313
     1,325,000 A+     6.400% due 7/1/21                                                                    1,387,938
                     Broward County, FL GO:
     1,000,000 AA+    12.500% due 1/1/02                                                                   1,072,630
     1,250,000 AA+    12.500% due 1/1/03                                                                   1,440,625
     1,500,000 AA+    12.500% due 1/1/04                                                                   1,841,250
     1,750,000 AA+    12.500% due 1/1/05                                                                   2,275,000
     2,000,000 AA+    12.500% due 1/1/06                                                                   2,730,000
       335,000 AA-    Resource Recovery Revenue, Broward Waste Energy, 7.950% due 12/1/08                    342,906
     9,000,000 AAA   Capital Projects Finance Authority, FL Student Housing Revenue, MBIA-Insured,         8,662,500
                       5.000% due 10/1/31
     2,000,000 AAA   Clay County, FL School Board COP, (Master Lease Program), MBIA-Insured,
                       5.750% due 7/1/22                                                                   2,102,500
     3,270,000 AAA   Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                  3,249,563
                     Florida State Board of Education GO, Capital Outlay Public Education:
                      Series A:
     4,010,000 AA+      5.125% due 6/1/21                                                                  3,994,963
    16,965,000 AA+      5.250% due 6/1/24                                                                 17,049,825
    10,365,000 AA+      5.125% due 6/1/30                                                                 10,248,394


                      See Notes to Financial Statements.



     12 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                       SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------------
Florida -- 11.7% (continued)
                   Series B:
$ 19,060,000 AAA     5.000% due 6/1/22                                                                      $   18,535,850
  12,900,000 AA+     4.500% due 6/1/27                                                                          11,368,125
  21,900,000 AAA     FGIC-Insured, 5.000% due 6/1/21                                                            21,379,875
  23,400,000 AAA     FSA-Insured, 5.000% due 6/1/23                                                             22,756,500
   2,365,000 AAA  Florida Municipal Loan Council Revenue, MBIA-Insured, 5.000% due 4/1/29                        2,282,225
   6,850,000 AA+  Florida State Department of Transportation, (Right of Way Project),
                    Series A, 4.750% due 7/1/24                                                                  6,361,938
  32,000,000 Aaa* Hillsborough County, FL School Board COP, Series A, 5.000% due 7/1/25                         31,120,000
                  Jacksonville, FL Electric Authority, Water & Sewer, Series A:
   7,345,000 AA-   5.200% due 10/1/20                                                                            7,280,731
  31,445,000 AA-   5.300% due 10/1/30                                                                           31,248,469
  22,770,000 AA-   5.375% due 10/1/35                                                                           22,713,075
                  Martin County, FL IDA, Indiantown Cogeneration:
  13,500,000 BBB-  Project A, 7.875% due 12/15/25 (b)                                                           14,107,500
   6,010,000 BBB-  Project B, 8.050% due 12/15/25 (b)                                                            6,325,525
   1,000,000 A2*  Martin County, FL Special Assessment Revenue, Tropical Farms Water, 6.100% due 11/1/15         1,055,000
   2,290,000 AAA  Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375% due 9/1/30                            2,321,488
   8,040,000 AAA  Miami-Dade County, FL Professional Sports Franchise Facility, MBIA-Insured,
                    4.750% due 10/1/30                                                                           7,386,750
                  Orange County, FL School Board COP:
  25,250,000 Aaa*  AMBAC-Insured, 5.500% due 8/1/25                                                             25,849,688
  18,500,000 Aaa*  Series A, 5.250% due 8/1/23                                                                  18,615,625
                  Orange County, FL Tourist Development Tax Revenue, Series A:
   4,460,000 AAA   4.750% due 10/1/21                                                                            4,192,400
   3,800,000 AAA   4.750% due 10/1/24                                                                            3,534,000
  19,645,000 Aaa* Pinellas County, FL Health Facilities Authority Revenue, Baycare Health System,
                    5.000% due 11/15/30                                                                         18,834,644
   9,500,000 AAA  Port St. Lucie, FL Utilities Revenue, Refunding & Improvement, Series A, MBIA-Insured,
                    5.125% due 9/1/27                                                                            9,428,750
   3,000,000 AAA  St. Lucie, FL West Services District, Special Assessment Revenue, Water Management
                    Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25                                           3,015,000
   5,000,000 AAA  Tallahassee, FL Energy Systems Revenue, Series A, 4.750% due 10/1/26                           4,625,000
                  Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project), (Pre-Refunded -- Escrowed with
                    U.S. government securities to 5/1/02 Call @ 102):
   2,405,000 NR      7.550% due 5/1/12 (g)                                                                       2,558,319
   3,000,000 NR      7.750% due 5/1/27 (g)                                                                       3,198,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               357,283,634
--------------------------------------------------------------------------------------------------------------------------
Georgia -- 1.3%
  22,115,000 AAA  Atlanta, GA Water & Wastewater Revenue, Series A, FGIC-Insured, 5.000% due 11/1/29            21,368,619
                  Augusta, GA Water & Sewer Revenue, FSA-Insured:
   2,000,000 AAA   5.250% due 10/1/26                                                                            2,022,500
  12,000,000 AAA   5.250% due 10/1/30                                                                           12,000,000
   1,000,000 A3*  Private Colleges & Universities Authority Revenue, (Mercer University Project), Series A,
                    5.375% due 10/1/29                                                                             986,250
   3,500,000 BBB- Savannah, GA Economic Development Authority Revenue, (College of Art & Design
                    Inc. Project), 6.900% due 10/1/29                                                            3,666,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                40,043,619
--------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     13 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                           RATING(a)                                        SECURITY     VALUE

----------------------------------------------------------------------------------------------------------------------------
Hawaii -- 1.0%
$  2,500,000 AAA  Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21             $    2,646,875
                  Hawaii State Department of Budget & Finance, Special Purpose Revenue,
                   Kasier Permanente, Series A:
  16,545,000 A       5.100% due 3/1/14                                                                            16,152,056
   4,000,000 A       5.150% due 3/1/15                                                                             3,910,000
   1,500,000 AAA  Hawaii State GO, Series CP, FGIC-Insured, 5.000% due 10/1/17                                     1,501,875
                  Honolulu, HI City & County GO, Series A, FSA-Insured:
   3,250,000 AAA   5.125% due 9/1/20                                                                               3,220,295
   3,850,000 AAA   5.250% due 9/1/24                                                                               3,839,605
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  31,270,706
----------------------------------------------------------------------------------------------------------------------------
Illinois -- 3.6%
   3,120,000 AAA  Chicago, IL Board of Education GO, FGIC-Insured, 5.500% due 12/1/31                              3,159,000
     500,000 AA   Chicago, IL Metropolitan Water Reclamation District, Capital Improvement Bonds (Partially
                    escrowed to maturity with U.S. government securities), 7.000% due 1/1/11                         593,125
  66,185,000 AAA  Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31                        67,260,506
   3,585,000 AAA  Chicago, IL Wastewater Transmission Revenue, Second Lien,
                    MBIA-Insured, 5.750% due 1/1/25                                                                3,732,881
     500,000 AAA  Cook County, IL Community College District #508 COP, FGIC-Insured, 8.750% due 1/1/07               616,250
     250,000 NR   Crestwood, IL Tax Increment Revenue, Refunding-Non-Qualified, 7.250% due 12/1/08                   256,563
     500,000 AAA  Du Page County, IL Alternate Revenue, (Storm Water Project), (Pre-Refunded -- Escrowed
                    with U.S. government securities to 1/1/02 Call @ 102), 6.550% due 1/1/21                         522,400
                  Illinois Health Facilities Authority Revenue:
   1,250,000 AAA   Edward Obligation Group, Series A, 5.250% due 2/15/17                                           1,256,250
   7,000,000 AAA   Ingalls Health System Project, MBIA-Insured, 6.250% due 5/15/24                                 7,332,500
   7,680,000 Aaa*  Memorial Health System, MBIA-Insured, 5.250% due 10/1/18                                        7,699,200
     250,000 NR    Memorial Hospital, (Pre-Refunded with state and local government securities to 5/1/02
                     Call @ 102), 7.250% due 5/1/24                                                                  265,313
     300,000 NR    Mercy Center for Health Care Services, (Pre-Refunded with state and local government
                     securities to 10/1/02 Call @ 102), 6.625% due 10/1/12                                           319,875
     500,000 AA+   Northwestern Memorial Hospital, 6.750% due 8/15/11                                                514,535
                   Series A, MBIA-Insured:
      40,000 AAA     Refunded -- Escrowed to Maturity with U.S. government securities to various call dates,
                       7.900% due 8/15/03                                                                             42,750
      39,000 AAA     Unrefunded Balance, 7.900% due 8/15/03                                                           39,121
   2,750,000 AAA  Illinois State COP, Department of Central Management Services, MBIA-Insured,
                    5.650% due 7/1/17                                                                              2,873,750
  10,000,000 AAA  Illinois State GO, MBIA-Insured, 5.625% due 6/1/25                                              10,312,500
     500,000 AAA  Joliet, IL Regional Port District, Marine Terminal Revenue, (Exxon Project),
                    5.000% due 10/1/24 (c)                                                                           500,000
   3,430,000 AAA  University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A, MBIA-Insured,
                   5.750% due 4/1/19                                                                               3,618,650
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 110,915,169
----------------------------------------------------------------------------------------------------------------------------
Indiana -- 0.8%
      95,000 NR   Carmel, IN Retirement Housing Revenue, (Beverly Enterprises Industrial Project),
                    8.750% due 12/1/08                                                                                99,988
   3,005,000 AAA  Indiana Bond Bank, State Revenue, Guarantee-State Revolving Fund, (Project A),
                    6.250% due 2/1/09                                                                              3,170,275


                      See Notes to Financial Statements.



     14 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                             RATING(a)                                         SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------------
Indiana -- 0.8% (continued)
                   Indiana Health Facilities Financing Authority Hospital Revenue, (Riverview Hospital Project):
$    305,000 Baa1*  6.500% due 8/1/01                                                                            $      307,425
     200,000 Baa1*  6.600% due 8/1/02                                                                                   203,750
   2,200,000 AAA   Indiana Municipal Power Agency, Power Supply System Revenue, Special Obligation,
                     1st Crossover, Series B, MBIA-Insured, 5.200% due 1/1/14                                         2,219,250
   2,500,000 AA-   Petersburg, IN PCR, (Indianapolis Power & Light Co. Project), 6.625% due 12/1/24                   2,640,625
  15,000,000 AAA   Rockport, IN PCR, (Michigan Power Co. Project), Series A, AMBAC-Insured,
                     6.550% due 6/1/25                                                                               16,050,000
     500,000 AAA   St. Joseph County, IN Hospital Authority, Hospital Facilities Revenue, (Memorial Hospital
                     South Bend Project), MBIA-Insured, 6.250% due 8/15/22                                              533,125
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     25,224,438
-------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.3%
   2,575,000 Aaa*  Kansas State Development Finance Authority Revenue, Public Water Supply Revolving Loan,
                     Series 2, AMBAC-Insured, 5.625% due 4/1/23                                                       2,671,563
   3,000,000 AAA   Topeka, KS Public Building Commission, (10th & Jackson Projects), MBIA-Insured,
                     4.875% due 6/1/19                                                                                2,913,750
   2,000,000 Aaa*  Wyandotte County, KS School District No. 204 GO, (Bonner Springs), Series A,
                     FSA-Insured, 5.600% due 9/1/20                                                                   2,080,000
   1,250,000 AAA   Wyandotte County, KS Unified School District No. 202 GO, AMBAC-Insured,
                     4.750% due 9/1/17                                                                                1,209,375
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      8,874,688
-------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 0.1%
   1,835,000 AAA   Kentucky State Property & Buildings Commission Revenues, (Project No. 66),
                     Series A, MBIA-Insured, 5.700% due 5/1/17                                                        1,947,394
     900,000 AAA   Louisville & Jefferson County, KY Regional Airport Authority Special Facilities Revenue,
                     UPS Worldwide Forwarding, Series B, 3.200% due 1/1/29 (c)                                          900,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      2,847,394
-------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.0%
     175,000 NR    Louisiana Public Facilities Authority Revenue, (Beverly Enterprises), 8.250% due 9/1/08              182,656
-------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.1%
   3,385,000 AAA   University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30                     3,444,238
-------------------------------------------------------------------------------------------------------------------------------
Maryland -- 0.4%
   2,000,000 AAA   Baltimore County, MD County Commission Mortgage Revenue, (Northbrooke Apartments
                     Project), GNMA-Collateralized, Series A, 6.350% due 1/20/21                                      2,102,500
   1,375,000 AAA   Charles County, MD County Commissioners Mortgage Revenue, (Holly Station
                     Project IV), Series A, FHA-Insured, 6.450% due 5/1/26                                            1,435,156
  67,000,000 NR    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue, (Hagerstown
                     Project), 9.000% due 10/15/16 (b) (e)                                                            6,030,000
   2,725,000 A     Maryland State Health & Higher Educational Facilities Authority Revenue, Kaiser Permanente,
                     Series A, 5.375% due 7/1/15                                                                      2,748,844
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     12,316,500
-------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.4%
   2,200,000 AAA   Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                                          2,288,000
  24,000,000 AAA   Massachusetts Bay Transportation Authority, General Transportation System,
                     FSA-Insured, Series B, 5.250% due 3/1/26                                                        23,940,000
   4,000,000 AA+   Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
                     5.500% due 7/1/30                                                                                4,080,000


                      See Notes to Financial Statements.



     15 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                        RATING(a)                                    SECURITY     VALUE

---------------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.4% (continued)
$      5,000 BBB+ Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue,
                    Series A, 8.750% due 7/1/18                                                        $        5,788
  11,430,000 Aaa* Massachusetts State College Building Authority Revenue, Series 1, MBIA-Insured,
                    5.375% due 5/1/39                                                                      11,530,013
                  Massachusetts State Development Finance Agency Revenue:
   1,000,000 A     Clarke University Issue, 5.125% due 7/1/18                                                 981,250
   2,200,000 A1*   Visual & Performing Arts Project, 6.000% due 8/1/21                                      2,442,000
                  Massachusetts State Health and Educational Facilities Authority Revenue:
   9,730,000 AA-   Boston College Issue, Series L, 5.000% due 6/1/26                                        9,328,638
   2,000,000 A     Hebrew Rehabilitation Center for the Aged, Series C, 5.250% due 7/1/17                   1,912,500
   4,500,000 AAA   Northeastern University, Series 1, MBIA-Insured, 5.000% due 10/1/29                      4,297,500
                   Partners Healthcare Systems, Series B:
   3,000,000 AA-     5.250% due 7/1/13                                                                      2,992,500
   1,000,000 AA-     5.250% due 7/1/14                                                                        990,000
   2,000,000 AA-     5.250% due 7/1/15                                                                      1,962,500
   7,000,000 AA-     5.125% due 7/1/19                                                                      6,623,750
     225,000 Aa3* Massachusetts State HFA, Housing Revenue, Series 31, 6.450% due 12/1/16                     236,250
     125,000 NR   Massachusetts State Industrial Finance Agency Revenue, Beverly Enterprises,
                    8.000% due 5/1/02                                                                         127,500
                  Massachusetts State Turnpike Authority, Metro Highway Systems Revenue:
                   Series A:
   6,900,000 AAA     5.250% due 1/1/29                                                                      6,900,000
  15,000,000 AAA     AMBAC-Insured, 4.750% due 1/1/34                                                      13,575,000
   8,000,000 AAA   Series B, MBIA-Insured, 5.250% due 1/1/29                                                8,000,000
     400,000 AAA  Massachusetts State Water Resources Authority, Series A, AMBAC-Insured,
                    2.950% due 4/1/28 (c)                                                                     400,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                          102,613,189
---------------------------------------------------------------------------------------------------------------------
Michigan -- 6.7%
   3,500,000 AAA  Anchor Bay, Michigan School District, Q-SBLF-Insured, 5.000% due 5/1/29                   3,377,500
   2,795,000 AAA  Clarkston, MI Community Schools, GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23               2,801,988
   2,000,000 AAA  Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area
                    No. 1 Projects,) Series C, 6.250% due 7/1/25                                            2,252,500
   3,000,000 AAA  Detroit, MI Water Supply System, Series A, FGIC-Insured, 5.750% due 7/1/26                3,176,250
   3,825,000 AAA  Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured,
                    5.500% due 5/1/30                                                                       3,925,406
                  East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:
   1,000,000 AAA   5.400% due 5/1/18                                                                        1,026,250
   2,800,000 AAA   5.450% due 5/1/19                                                                        2,870,000
   1,900,000 AAA   5.500% due 5/1/21                                                                        1,952,250
   4,000,000 AAA   5.625% due 5/1/30                                                                        4,155,000
   4,075,000 AAA  Galesburg-Augusta, MI Community Schools, GO, FGIC/Q-SBLF-Insured,
                    5.375% due 5/1/27                                                                       4,115,750
                  Grand Rapids, MI Water Supply, FGIC-Insured:
   3,000,000 AAA   5.250% due 1/1/17                                                                        3,048,750
   3,500,000 AAA   5.250% due 1/1/18                                                                        3,543,750
   1,000,000 AAA  Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17               1,026,250
   5,500,000 Aaa* Howell, MI Public Schools, GO, Q-SBLF-Insured, 5.250% due 5/1/22                          5,541,250
     200,000 AAA  Huron Valley, MI School District, GO, FGIC-Insured, 7.100% due 5/1/08                       205,138


                      See Notes to Financial Statements.



     16 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                        RATING(a)                                     SECURITY     VALUE

----------------------------------------------------------------------------------------------------------------------
Michigan -- 6.7% (continued)
$ 21,500,000 AAA  Michigan Public Power Agency Revenue, (Belle River Project), Series A, MBIA-Insured,
                    5.250% due 1/1/18                                                                   $   21,607,500
  10,530,000 AAA  Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27                                      10,753,763
                  Michigan State Hospital Finance Authority Revenue, Healthcare Systems:
   5,355,000 A     6.125% due 11/15/19                                                                       5,442,019
   2,500,000 A     6.250% due 11/15/24                                                                       2,559,375
   6,200,000 Aaa* Michigan State Strategic Fund, PCR, (Consumers Power Project),
                   3.200% due 4/15/18 (c)                                                                    6,200,000
                  Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue,
                   Central Wayne Energy:
                     Series A:
   8,000,000 NR        6.900% due 7/1/19 (b)                                                                 6,670,000
   9,000,000 NR        7.000% due 7/1/27 (b)                                                                 7,290,000
  12,000,000 NR      Series B, 6.800% due 7/1/13 (b)                                                        10,560,000
  55,000,000 BB+  Midland County, MI Economic Development Corp., Subordinated Limited Obligation,
                   Series A, 6.875% due 7/23/09 (b)                                                         56,306,250
   3,555,000 AAA  Newaygo, MI Public Schools, GO, Q-SBLF-Insured, 5.625% due 5/1/26                          3,692,756
                  Saginaw Valley State University Revenue, MBIA-Insured, Series A:
   3,645,000 AAA   5.000% due 7/1/20                                                                         3,553,875
   4,815,000 AAA   5.125% due 7/1/30                                                                         4,694,625
                  Saline, MI Area Schools, GO, Q-SBLF-Insured, Series A:
   3,145,000 AAA   5.750% due 5/1/18                                                                         3,321,906
   5,150,000 AAA   5.375% due 5/1/19                                                                         5,259,438
   4,305,000 AAA   5.375% due 5/1/21                                                                         4,385,719
   5,150,000 AAA   5.375% due 5/1/22                                                                         5,233,688
                  Stockbridge, MI Community Schools, GO, Q-SBLF-Insured:
     800,000 AAA   5.400% due 5/1/16                                                                           830,000
     825,000 AAA   5.450% due 5/1/17                                                                           852,844
     600,000 AAA   5.500% due 5/1/21                                                                           616,500
   1,325,000 AAA   5.625% due 5/1/26                                                                         1,376,344
----------------------------------------------------------------------------------------------------------------------
                                                                                                           204,224,634
----------------------------------------------------------------------------------------------------------------------
Minnesota -- 3.1%
   2,500,000 AAA  Dakota County, MN Community Development Agency, Multi-Family Housing Revenue,
                    Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26                             2,534,375
                  Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:
   9,500,000 Aaa*  5.375% due 2/1/20                                                                         9,678,125
   4,250,000 Aaa*  5.500% due 2/1/21                                                                         4,382,813
                  Hennepin County, MN Lease Revenue, COP:
   2,955,000 Aa1*  5.000% due 11/15/14                                                                       3,003,019
   3,105,000 Aa1*  5.000% due 11/15/15                                                                       3,139,931
                  Minneapolis & St. Paul, MN Airport Revenue, Series A:
  15,400,000 AAA   5.000% due 1/1/30                                                                        14,822,500
   9,800,000 AAA   5.125% due 1/1/31                                                                         9,591,750
   4,400,000 AAA   AMBAC-Insured, 5.200% due 1/1/24                                                          4,411,000
  18,220,000 AAA   FGIC-Insured, 5.125% due 1/1/25                                                          18,015,025
     150,000 NR   Minneapolis, MN Health Care Facilities Revenue, (Ebenezer Society Project), Series A,
                    7.000% due 7/1/12                                                                          146,250
                  Minnesota State, General Obligation Unlimited:
   7,400,000 AAA   5.250% due 8/1/18                                                                         7,538,750
   6,375,000 AAA   5.250% due 8/1/19                                                                         6,462,656
     500,000 A3*  Minnesota State, Higher Education Facility Authority Revenue, St. Johns University,
                    Series Four-L, 5.350% due 10/1/17                                                          501,875


                      See Notes to Financial Statements.



     17 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                      SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------
Minnesota -- 3.1% (continued)
$  4,000,000 AA+  North St. Paul Maplewood, MN ISD, No. 622, Series A,
                    5.125% due 2/1/20                                                                      $    3,995,000
                  Rochester, MN Electric Utility Revenue:
   1,210,000 Aa3*  5.100% due 12/1/17                                                                           1,220,588
   1,270,000 Aa3*  5.125% due 12/1/18                                                                           1,279,525
   1,335,000 Aa3*  5.200% due 12/1/19                                                                           1,346,681
   1,405,000 Aa3*  5.250% due 12/1/20                                                                           1,419,050
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               93,488,913
-------------------------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
  10,000,000 AAA  Mississippi Development Bank Special Obligation, (Capital Projects & Equipment Program),
                    AMBAC-Insured, Series A, 5.625% due 7/1/31                                                 10,450,000
     500,000 NR   Ridgeland, MS Urban Renewal Revenue, (The Orchard Limited Project),
                    Series A, 7.750% due 12/1/15                                                                  506,875
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,956,875
-------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.1%
                  Missouri State Health & Educational Facilities Authority Health Facilities Revenue:
     500,000 BBB+  Heartland Health System Project, 6.875% due 11/15/04                                           520,000
     500,000 BBB+  Lake of the Ozarks General Hospital, 6.000% due 2/15/06                                        508,125
   1,615,000 AAA  St. Charles County, MO IDA Industrial Revenue, Westchester Village Apartments,
                    Series A, FNMA-Collateralized, 6.050% due 2/1/17                                            1,687,675
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,715,800
-------------------------------------------------------------------------------------------------------------------------
Montana -- 1.1%
  33,350,000 NR   Montana State Board of Investment Resource Recovery Revenue, (Yellowstone Energy LP
                    Project), 7.000% due 12/31/19 (b)                                                          32,849,750
-------------------------------------------------------------------------------------------------------------------------
Nevada -- 0.3%
   2,000,000 AAA  Clark County, NV IDR, (Nevada Power Co. Project), Series C, AMBAC-Insured,
                    7.200% due 10/1/22                                                                          2,132,500
   6,000,000 AAA  Nevada Department of Business & Industry, (Las Vegas Monorail Project),1st Tier,
                    AMBAC-Insured, 5.375% due 1/1/40                                                            6,015,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,147,500
-------------------------------------------------------------------------------------------------------------------------
New Hampshire -- 0.6%
  19,250,000 AAA  Manchester, NH General Airport Revenue, Series A, 4.500% due 1/1/28                          16,699,375
                  New Hampshire Higher Education & Health Facilities Authority Revenue:
     370,000 NR    First Mortgage - Odd Fellows Home, 9.000% due 6/1/14                                           399,600
     520,000 BBB   New London Hospital Association Project, 7.500% due 6/1/05                                     549,250
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               17,648,225
-------------------------------------------------------------------------------------------------------------------------
New Jersey -- 2.1%
     870,000 AAA  Essex County, NJ Improvement Authority Revenue, Hampton Valley, Series A,
                    MBIA/FHA-Insured, 5.650% due 1/1/15                                                           909,150
   1,500,000 Aa2* Mercer County, NJ Improvement Authority Revenue, Capital Appreciation, County
                    Guaranteed, zero coupon due 4/1/11                                                            948,750
   1,020,000 NR   Mount Holly, NJ Municipal Utilities Authority Sewer Revenue, MBIA-Insured,
                    4.750% due 12/1/28                                                                            946,050
                  New Jersey EDA Revenue:
                   Economic Development Revenue:
     880,000 NR      Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15                                    792,000
   3,000,000 NR      The Seeing Eye Inc., 6.200% due 12/1/24                                                    3,273,750


                      See Notes to Financial Statements.



     18 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                      SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------
New Jersey -- 2.1% (continued)
                   Special Facility Revenue, (Continental Airlines Inc. Project):
$  3,890,000 BB      5.500% due 4/1/28                                                                     $    3,155,763
  11,030,000 BB      7.000% due 11/15/30                                                                       11,112,725
                  New Jersey Health Care Facilities Financing Authority Revenue:
   2,500,000 BB    Rahway Hospital Obligation Group, 5.000% due 7/1/08                                          2,250,000
                   Robert Wood Johnson University Hospital:
   2,280,000 A+      5.500% due 7/1/14                                                                          2,337,000
   1,000,000 A+      5.600% due 7/1/15                                                                          1,023,750
   3,545,000 A+      5.700% due 7/1/20                                                                          3,607,038
  11,000,000 A+      5.750% due 7/1/25                                                                         11,192,500
  18,070,000 A+      5.750% due 7/1/31                                                                         18,634,688
   1,500,000 BBB   St. Peters University Hospital, Series A, 6.875% due 7/1/30                                  1,503,750
   1,000,000 AAA  New Jersey State Turnpike Authority, Turnpike Revenue, Series C, MBIA-Insured,
                    6.500% due 1/1/16                                                                           1,187,500
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               62,874,414
-------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
   1,000,000 B3*  Farmington, NM PCR, Southern California Edison Co., Series A, 7.200% due 4/1/21               1,000,000
-------------------------------------------------------------------------------------------------------------------------
New York -- 7.5%
   3,470,000 Aaa* Allegany County, NY IDA Civic Facilities Revenue, Alfred University, MBIA-Insured,
                    5.000% due 8/1/18                                                                           3,439,638
                  Metropolitan Transportation Authority of New York, Commuter Facilities Revenue:
                   Series A:
  10,465,000 AAA     FGIC-Insured, 5.875% due 4/1/25                                                           11,158,306
   4,500,000 AAA     FSA-Insured, 5.250% due 4/1/23                                                             4,522,500
   9,500,000 AAA   Series D, MBIA-Insured, 5.125% due 7/1/22                                                    9,416,875
  11,750,000 AAA  Nassau County, NY Healthcare Corp., Health Systems Revenue, FSA-Insured,
                    5.500% due 8/1/19                                                                          12,087,813
   1,000,000 Aaa* New York, NY GO, Series B1, (Pre-Refunded -- Escrowed with U.S. government securities to
                    8/15/04 Call @ 101), 7.000% due 8/15/16                                                     1,120,000
                  New York City, NY IDA Civic Facility Revenue:
   2,500,000 AAA   Lighthouse International Project, MBIA-Insured, 4.500% due 7/1/33                            2,175,000
     350,000 NR    Marymount Manhattan College Project, 7.000% due 7/1/23                                         379,313
                  New York City, NY Municipal Water Finance Authority, Water & Sewer Systems Revenue:
  54,150,000 AA    5.500% due 6/15/33                                                                          55,436,063
                   Series A:
     310,000 AAA     2.950% due 6/15/25 (c)                                                                       310,000
   5,000,000 AAA     5.750% due 6/15/31                                                                         5,256,250
   8,000,000 AA    Series B, 6.000% due 6/15/33                                                                 8,680,000
     500,000 Aaa*  Series C, 7.750% due 6/15/20                                                                   513,695
                  New York City, NY Transit Authority Metropolitan Transportation Authority, Triborough,
                    AMBAC-Insured:
   6,000,000 AAA     5.875% due 1/1/30                                                                          6,405,000
  13,500,000 AAA     Series A, 5.250% due 1/1/29                                                               13,483,125
                  New York City, NY Transitional Finance Authority Revenue, Future Tax Secured:
   3,000,000 AA+   Series A, 4.750% due 11/15/16                                                                2,906,250
   4,515,000 AA+   Series B, 4.750% due 11/1/17                                                                 4,334,400
   2,410,000 AA+   Series C, 5.500% due 11/1/29                                                                 2,467,238


                      See Notes to Financial Statements.



     19 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                      SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------
New York -- 7.5% (continued)
                   New York State Dormitory Authority:
$     345,000 AA-   City University, Series C, 6.000% due 7/1/16                                           $      345,000
                    City University System, Consolidated Third General Resolution, Series 2, MBIA-Insured:
    5,000,000 AAA     6.250% due 7/1/19                                                                         5,418,750
    2,500,000 AAA     5.000% due 7/1/28                                                                         2,409,375
                    Iona College, MBIA-Insured:
      485,000 AAA     6.600% due 7/1/07                                                                           498,595
      420,000 AAA     6.600% due 7/1/08                                                                           431,634
      555,000 AAA     6.600% due 7/1/09                                                                           570,190
      540,000 AAA     6.700% due 7/1/10                                                                           555,309
    7,000,000 AAA   Lease Revenue, Court Facilities, City of NY Issue, AMBAC-Insured, 5.750% due 5/15/30        7,402,500
    5,000,000 AAA   New School University, MBIA-Insured, 5.000% due 7/1/29                                      4,806,250
   10,000,000 AAA   State University Additional Facilities, Series B, FSA-Insured, 5.500% due 5/15/30          10,275,000
    2,000,000 AA   New York State GO, 12.000% due 11/15/03                                                      2,420,000
                   New York State Thruway Authority, Highway & Bridge Transportation Fund, FGIC-Insured:
                    Series A:
    7,030,000 AAA     5.000% due 4/1/18                                                                         6,968,488
    3,410,000 AAA     5.000% due 4/1/19                                                                         3,369,967
    1,715,000 AAA     5.000% due 4/1/20                                                                         1,683,958
                    Series B-1:
    2,305,000 AAA     5.400% due 4/1/17                                                                         2,379,913
    2,000,000 AAA     5.500% due 4/1/18                                                                         2,080,000
    6,595,000 AAA     5.500% due 4/1/19                                                                         6,834,069
    5,950,000 AAA     5.600% due 4/1/20                                                                         6,195,438
    2,895,000 AAA  New York State Urban Development Corp. Revenue, Correctional Facilities, Series A,
                     FSA-Insured, 5.000% due 1/1/18                                                             2,869,669
                   Port Authority of New York & New Jersey, 123rd Series:
    6,220,000 AA-   5.000% due 7/15/31                                                                          5,963,425
    5,995,000 AA-   5.000% due 1/15/36                                                                          5,725,225
    1,000,000 AAA  St. Lawrence County, NY Industrial Developmental Agency, Civic Facilities Revenue,
                     (St. Lawrence University Project), Series A, MBIA-Insured, 5.375% due 7/1/18               1,025,000
    3,000,000 Aa3* Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds,
                     Series B, 5.500% due 1/1/30                                                                3,063,750
    1,000,000 AAA  Yonkers, NY GO, Series B, FGIC-Insured, 5.000% due 9/1/17                                      985,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              228,367,971
-------------------------------------------------------------------------------------------------------------------------
North Carolina -- 0.8%
    4,285,000 A1*  Carteret County, NC COP, (Elementary School Project), 6.500% due 2/1/07                      4,558,169
    1,500,000 AA+  Charlotte, NC, Water & Sewer Systems Revenue, 5.250% due 6/1/24                              1,503,750
    5,230,000 AAA  Durham County, NC Multi-Family Housing Revenue, Alston Village Apartments,
                     5.650% due 3/1/34                                                                          5,341,138
      500,000 AAA  North Carolina Eastern Municipal Power Agency, Power System Revenue,
                     (Pre-Refunded -- Escrowed with U.S. government securities to 1/1/22 Call @ 100),
                     Series A, 4.500% due 1/1/24                                                                  464,375
                   North Carolina Medical Care Commission:
    2,750,000 AA-   Health Care Facilities Revenue, (Carolina Medicorp Project), 5.125% due 5/1/16              2,729,375
    4,500,000 AA-   Hospital Revenue, First Health of the Carolinas, 4.750% due 10/1/26                         4,095,000
      500,000 AAA  Sampson Area Development Corp., Installment Payment Revenue,
                     MBIA-Insured, 4.750% due 6/1/19                                                              474,375
    4,515,000 AA+  University of North Carolina, NC University Revenue, Series A, 5.000% due 12/1/25            4,379,550
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               23,545,732
-------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     20 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                      SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.7%
$  1,000,000 AAA  Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured,
                    5.250% due 5/1/13                                                                      $    1,028,750
  19,000,000 AAA  Oliver County, ND PCR, Square Butte Electric Cooperative, Series A,
                    5.300% due 1/1/27                                                                          19,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               20,028,750
-------------------------------------------------------------------------------------------------------------------------
Ohio -- 8.6%
                  Akron, Bath and Copley, OH Joint Township Hospital District, Hospital Revenue,
                    (Akron General Medical Center Project), AMBAC-Insured:
  12,230,000 AAA     5.375% due 1/1/17                                                                         12,520,463
   1,500,000 AAA     5.375% due 1/1/22                                                                          1,516,875
   6,375,000 AAA  Akron, OH EDA Revenue, MBIA-Insured, 5.000% due 12/1/18                                       6,335,156
   2,550,000 AAA  Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26                          2,626,500
   2,840,000 Aaa* Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500% due 12/1/16      3,155,950
                  Canton, OH City School District, MBIA-Insured, Series A:
   6,000,000 AAA   5.500% due 12/1/20                                                                           6,202,500
   5,500,000 AAA   5.625% due 12/1/23                                                                           5,699,375
                  Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series B:
   3,415,000 AAA   5.625% due 9/1/16                                                                            3,564,406
   1,000,000 AAA   5.625% due 9/1/21                                                                            1,026,250
  10,000,000 AAA  Cleveland, OH Airport System Revenue, Series A, FSA-Insured, 5.000% due 1/1/31                9,625,000
     500,000 NR   Cleveland, OH Packaging Facilities Revenue, 8.000% due 9/15/12                                  542,500
                  Cleveland, OH Waterworks Revenue, Refunding & Improvement:
                   First Mortgage, Series H, MBIA-Insured:
   1,000,000 AAA     5.625% due 1/1/13                                                                          1,058,750
      15,000 AAA     5.700% due 1/1/14                                                                             15,225
     985,000 AAA     Pre-Refunded -- Escrowed with state and local government securities to 1/1/06
                       Call @ 102, 5.700% due 1/1/14                                                            1,081,038
   7,100,000 AAA   Series I, FSA-Insured, 5.000% due 1/1/28                                                     6,851,500
                  Cuyahoga County, OH Hospital Revenue:
   3,750,000 AA-   Cleveland Clinic Health, Series B, 5.125% due 1/1/29                                         3,562,500
   1,000,000 AAA   Metrohealth System Project, MBIA-Insured, 5.625% due 2/15/17                                 1,036,250
                   Metrohealth System, Series A, MBIA-Insured:
   1,000,000 AAA     5.125% due 2/15/16                                                                         1,006,250
   3,890,000 AAA     5.125% due 2/15/17                                                                         3,894,863
  13,935,000 AAA     5.250% due 2/15/19                                                                        14,039,513
     500,000 NR   Cuyahoga County, OH Health Care Facility Revenue, Judson Retirement Community,
                    Series A, 7.000% due 11/15/10                                                                 496,250
                  Cuyahoga County, OH Hospital Revenue, University Hospital Systems, AMBAC-Insured:
   2,500,000 AAA   5.400% due 1/15/19                                                                           2,537,500
   9,000,000 AAA   5.500% due 1/15/30                                                                           9,168,750
     660,000 Aa*  Delaware County, OH Health Care Facilities Revenue, Centrum At Willow Brook,
                    FHA-Insured, 6.550% due 2/1/35                                                                708,675
   4,065,000 AAA  Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                    Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                                        4,065,000
   1,000,000 AAA  Greater Cincinnati, OH Elderly Housing Development Corp. Mortgage Revenue, Cambridge
                    Apartments, Series A, FHA-Insured, 6.600% due 8/1/25                                        1,060,000
   5,400,000 Aaa* Greene County, OH Sewer System Revenue, (Governmental Enterprise), AMBAC-Insured,
                    5.625% due 12/1/25                                                                          5,602,500


                      See Notes to Financial Statements.



     21 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                           RATING(a)                                        SECURITY     VALUE

----------------------------------------------------------------------------------------------------------------------------
Ohio -- 8.6% (continued)
                   Hamilton County, OH Sales Tax:
$ 11,400,000 AAA    Football Project-B, MBIA-Insured, 5.000% due 12/1/27                                      $   11,001,000
                    Series B, AMBAC-Insured:
   3,135,000 Aaa*     5.250% due 12/1/18                                                                           3,182,025
   3,610,000 Aaa*     5.250% due 12/1/19                                                                           3,646,100
  33,000,000 Aaa*     5.250% due 12/1/32                                                                          33,041,250
                   Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group,
                    AMBAC-Insured:
  10,000,000 AAA      5.375% due 11/15/23                                                                         10,137,500
  28,050,000 AAA      5.375% due 11/15/29                                                                         28,295,438
   1,000,000 Aaa*  Madison, OH Local School District, Butler County, MBIA-Insured, 5.750% due 12/1/26              1,051,250
   3,000,000 Aaa*  Medina, OH City School District, GO, FGIC-Insured, 5.000% due 12/1/18                           3,000,000
   1,000,000 Baa2* Miami County, OH Hospital Facility, Upper Valley Medical Center, Series A,
                     6.000% due 5/15/06                                                                            1,010,000
   1,630,000 AA-   New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21                  1,660,563
     445,000 AA    Ohio State Air Quality Development Authority, (Ohio Edison Co.),
                    Series C, 3.200% due 9/1/18 (c)                                                                  445,000
   4,500,000 AAA   Ohio State Air Quality Development Authority Revenue, (Ohio Power Co.), Series C,
                     AMBAC-Insured, 5.150% due 5/1/26                                                              4,455,000
                   Ohio State Building Authority, State Facilities,
                    Administration Building Fund Projects, Series A:
   2,725,000 AA       5.000% due 10/1/15                                                                           2,755,656
   4,150,000 AA       5.000% due 10/1/18                                                                           4,118,875
                   Ohio State Higher Educational Facilities Commission Revenue:
   2,875,000 A2*    John Carroll University Project, 5.850% due 4/1/20                                             3,025,938
                    University of Dayton Project, AMBAC-Insured:
   3,380,000 AAA      5.500% due 12/1/25                                                                           3,485,625
  11,710,000 AAA      5.500% due 12/1/30                                                                          12,032,025
   1,500,000 NR    Ohio State Solid Waste Revenue, Republic Engineered Steels Inc., 9.000% due 6/1/21 (b)            225,000
   1,000,000 Baa1* Ohio State Water Development Authority, Pollution Control Facilities Revenue, (Ohio Edison
                     Co. Project), 5.950% due 5/15/29                                                              1,002,500
   4,000,000 AA    Olentangy, OH Local School District GO, 5.000% due 12/1/27                                      3,845,000
   5,000,000 AA+   Orange, OH City School District GO, 5.000% due 12/1/23                                          4,843,750
   2,955,000 AAA   Parma, OH, GO, Series A, FGIC-Insured, 5.000% due 12/1/18                                       2,940,225
   7,410,000 A3*   Steubenville, OH Hospital Revenue, Trinity Health, 6.500% due 10/1/30                           7,567,463
   1,525,000 AAA   University of Akron, OH General Receipts, AMBAC-Insured, 5.250% due 1/1/22                      1,538,344
   3,250,000 AAA   Warrensville Heights, OH City School District, School Improvement, FGIC-Insured,
                     5.750% due 12/1/24                                                                            3,432,813
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 260,737,879
----------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
                   Tulsa, OK GO:
   2,100,000 AA     5.000% due 3/1/18                                                                              2,060,625
   2,100,000 AA     5.000% due 3/1/19                                                                              2,050,125
   2,000,000 AA     5.000% due 3/1/20                                                                              1,945,000
                   Tulsa, OK Industrial Authority, Hospital Revenue:
   1,975,000 AA     St. John's Medical Center Project, 6.250% due 2/15/17                                          2,182,375
     500,000 AAA    Tulsa Regional Medical Center, 7.200% due 6/1/17                                                 547,500
   1,000,000 AA-   Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project), 6.250% due 10/1/14 (f)         1,068,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   9,854,375
----------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     22 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                             RATING(a)                                         SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------------
Oregon -- 0.7%
                   Oregon State Department of Administrative Services Corp., COP, Series A, AMBAC-Insured:
$  7,155,000 AAA    4.875% due 5/1/16                                                                            $    7,128,169
   5,505,000 AAA    4.875% due 5/1/17                                                                                 5,443,069
   6,950,000 AA    Oregon State GO, Series B, 6.375% due 8/1/24                                                       7,210,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     19,781,863
-------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.5%
                   Allegheny County, PA:
   1,000,000 Ba2*   Hospital Development Authority Revenue, (St. Francis Medical Center Project),
                      5.750% due 5/15/17                                                                                831,250
  21,500,000 AAA    Sanitation Authority Sewer Revenue, MBIA-Insured, 5.375% due 12/1/24                             21,795,625
                   Cranberry Township, PA Recovery Revenue, (Highlands Golf Course Project), FGIC-Insured:
   1,055,000 Aaa*   5.000% due 3/1/21                                                                                 1,024,669
   4,060,000 Aaa*   5.100% due 3/1/31                                                                                 3,943,275
  20,750,000 AAA   Delaware Valley, PA Regional Finance Authority, Local Government Revenue,
                     Series A, AMBAC-Insured, 5.500% due 8/1/28                                                      21,865,313
     255,000 Aaa*  Montgomery County, PA IDA Revenue, Pennsburg Nursing & Rehabilitation Center,
                     (Pre-Refunded -- Escrowed with U.S. government securities to 3/31/04
                     Call @ 102.775), 7.625% due 7/1/18                                                                 290,063
                   Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue,
                     (Northhampton Generating Project), Series C:
   2,000,000 NR       6.875% due 1/1/11 (b)                                                                           1,967,500
  12,000,000 NR       6.950% due 1/1/21 (b)                                                                          11,670,000
  14,150,000 AAA   Pennsylvania State Higher Educational Facility Authority Revenue,Temple University, Series 1,
                     5.000% due 4/1/29                                                                               13,566,313
   5,000,000 AAA   Philadelphia, PA GO, FSA-Insured, 5.250% due 9/15/25                                               5,012,500
     500,000 Baa3* Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue, PA
                     Hospital, (Escrowed to Maturity with U.S. government securities), 6.250% due 7/1/06 (g)            554,375
   1,400,000 Aa3*  Philadelphia, PA IDA, Industrial & Commercial Revenue, (Girard Estates Facilities Leasing
                     Project), (Escrowed to Maturity with U.S. government securities to various call dates),
                     5.000% due 5/15/27 (g)                                                                           1,337,000
                   Philadelphia, PA School District GO, Series A, FSA-Insured:
     855,000 AAA    5.750% due 2/1/17                                                                                   913,781
     900,000 AAA    5.750% due 2/1/18                                                                                   958,500
     755,000 AAA    5.750% due 2/1/20                                                                                   796,525
     565,000 AAA    5.750% due 2/1/21                                                                                   595,369
  11,600,000 AAA    5.750% due 2/1/30                                                                                12,281,500
                   Saint Mary Hospital Authority, Bucks County Catholic Health Initiatives,
                    Series A:
   2,680,000 AA-      5.375% due 12/1/12                                                                              2,740,300
   4,900,000 AA-      5.000% due 12/1/18                                                                              4,661,125
     250,000 AAA   Scranton-Lackawanna, PA Health & Welfare Authority Revenue, (Escrowed with state and
                     local government securities to 7/1/01 Call @ 102), Series B, 8.500% due 7/1/20                     259,010
     500,000 A     Shenandoah Valley, PA School District GO, Series A, zero coupon due 2/1/12                           292,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    107,356,493
-------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
     500,000 AAA   Rhode Island Depositors Economic Protection Corp., Special Obligation, Series A,
                     FSA-Insured, 6.625% due 8/1/19                                                                     531,250
   3,000,000 AAA   Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured,
                     6.000% due 7/1/28                                                                                3,213,750
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      3,745,000
-------------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     23 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                       SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------------
South Carolina -- 0.1%
$  1,815,000 AAA  Greenville, SC Memorial Auditorium District, Public Facilities Corp., COP,
                    (Bi-Lo Center Project), Series B, AMBAC-Insured, 4.750% due 3/1/17                      $    1,749,206
   2,750,000 AAA  Piedmont Municipal Power Agency, SC Electric Revenue, Series A, MBIA-Insured,
                    4.875% due 1/1/17                                                                            2,688,133
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,437,339
--------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.2%
                  Minnehaha County, SD GO, COP:
   2,635,000 Aa2*  5.625% due 12/1/19                                                                            2,730,519
   2,400,000 Aa2*  5.625% due 12/1/20                                                                            2,493,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,223,519
--------------------------------------------------------------------------------------------------------------------------
Tennessee -- 3.0%
                  Chattanooga, TN Electrical Revenue:
   1,600,000 AA    5.200% due 9/1/16                                                                             1,646,000
   1,600,000 AA    5.250% due 9/1/17                                                                             1,642,000
   1,600,000 AA    5.250% due 9/1/18                                                                             1,632,000
   6,300,000 AA    5.375% due 9/1/25                                                                             6,378,750
                  Chattanooga, TN Health and Educational Housing Facilities Board, Mortgage Revenue,
                    Red Bank Health Care, FHA-Insured, (LOC-Citibank N.A.):
     130,000 A       11.250% due 8/1/03                                                                            147,875
     135,000 A       11.250% due 2/1/04                                                                            156,094
     145,000 A       11.250% due 8/1/04                                                                            171,281
     150,000 A       11.250% due 2/1/05                                                                            180,188
     180,000 A       11.250% due 8/1/05                                                                            220,275
  18,000,000 AAA  Chattanooga, TN IDB, Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30 (d)                18,427,500
   1,000,000 AAA  Franklin, TN IDB, (Landings Apartment Project), Series A, FSA-Insured, 5.900% due 10/1/16      1,052,500
                  Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue:
   1,200,000 NR    6.900% due 8/1/03                                                                             1,191,000
  11,000,000 NR    7.750% due 8/1/17                                                                            10,298,750
                  Sevier County, TN Public Building Authority Revenue, Local Government Improvement,
                    FSA-Insured:
   1,100,000 Aaa*    3.400% due 6/1/12 (c)                                                                       1,100,000
   3,000,000 Aaa*    3.100% due 6/1/20 (c)                                                                       3,000,000
   8,890,000 AA+  Shelby County, TN GO Series A, 5.000% due 3/1/20                                               8,689,975
                  Tennessee State, GO, Series A:
   3,810,000 AA+   5.250% due 3/1/17                                                                             3,895,725
   4,000,000 AA+   5.250% due 3/1/18                                                                             4,070,000
   7,500,000 AA+   5.250% due 3/1/19                                                                             7,603,125
   7,500,000 AA+   5.375% due 3/1/20                                                                             7,678,125
   7,300,000 AA   Tennessee State School Board Authority, Higher Education Facilities, Second Program,
                   Series A, 5.625% due 5/1/30                                                                   7,519,000
                  Williamson County, TN GO:
   1,860,000 Aa1*  5.000% due 3/1/18                                                                             1,860,000
   1,950,000 Aa1*  5.000% due 3/1/19                                                                             1,937,813
   1,895,000 Aa1*  Rural Schools, 5.000% due 3/1/18                                                              1,895,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                92,392,976
--------------------------------------------------------------------------------------------------------------------------
Texas -- 11.4%
   3,300,000 AAA  Austin, TX ISD, General Obligation Unlimited, PSFG, 5.125% due 8/1/16                          3,320,625
     685,000 A    Austin, TX Multi-Family Housing Revenue, (Stassney Woods Apartment Project),
                    6.500% due 10/1/10                                                                             720,963


                      See Notes to Financial Statements.



     24 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                          RATING(a)                                      SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------------
Texas -- 11.4% (continued)
                   Austin, TX Water, Sewer & Electric Revenue:
$    180,000 A*     Pre-Refunded -- Escrowed with U.S. government securities to various call dates
                      (5/15/99 to 11/15/01) Call @ 100, 14.000% due 11/15/01 (g)                           $      192,830
   1,925,000 A*     Refunded -- Escrowed with U.S. government securities to maturity
                      Call @ 100, 14.000% due 11/15/01 (g)                                                      2,013,627
  12,525,000 A*     Unrefunded Balance, 14.000% due 11/15/01 (g)                                               13,122,443
   1,500,000 Aaa*  Azle, TX ISD, GO, Series C, PSFG, 5.000% due 2/15/22                                         1,441,875
   1,655,000 AAA   Bell County, TX Health Facilities Development Corp. Revenue, Cook
                     Children's Medical Center, FSA-Insured, 5.250% due 12/1/18                                 1,663,275
     500,000 NR    Bexar County, TX Health Facilities Development Corp. Hospital Revenue,
                     St. Lukes Lutheran Hospital Project, 7.900% due 5/1/18                                       543,125
   1,000,000 AAA   Brazos County, TX Health Facilities Development Corp., Franciscan Services Corp.,
                     Series A, MBIA-Insured, 5.375% due 1/1/17                                                  1,013,750
   4,000,000 Baa1* Brazos River Authority, TX PCR, Utilities Electric Co., Series C, 5.550% due 6/1/30 (b)      3,660,000
   2,600,000 A     Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12             2,557,750
   1,500,000 AAA   Brownsville, TX Utilities System Revenue, Priority Refunding, AMBAC-Insured,
                     5.250% due 9/1/20                                                                          1,501,875
   5,520,000 AAA   Burleson, TX ISD, PSFG, 6.750% due 8/1/24                                                    5,947,800
   1,995,000 AA    Carrollton, TX, GO, 5.000% due 8/15/19                                                       1,942,631
   3,000,000 AAA   Corpus Christi, TX, General Airport Revenue, Series B, FSA-Insured, 5.375% due 2/15/30       3,015,000
   1,610,000 AAA   Corpus Christi, TX, Utility Systems Revenue, FSA-Insured, 5.000% due 7/15/19
                   Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue,
                    American Airlines Inc.:                                                                     1,585,850
  17,470,000 Baa1*    6.375% due 5/1/35                                                                        17,491,838
  17,000,000 Baa1*    Series A, 5.950% due 5/1/29                                                              17,340,000
  17,000,000 Baa1*    Series B, 6.050% due 5/1/29                                                              17,467,500
     800,000 Aa1*  Dallas, TX Area Rapid Transit Revenue, North Central Light Rail, 3.150% due 1/5/05 (c)         800,000
   4,700,000 AAA   Dallas, TX Civic Center, MBIA-Insured, 4.875% due 8/15/23                                    4,423,875
     345,000 A     Ector County, TX Hospital District Revenue, 7.125% due 4/15/02                                 353,625
   3,350,000 AAA   Edinburg, TX ISD, Public Facilities Corp. Lease Revenue, AMBAC-Insured,
                     5.000% due 8/15/19                                                                         3,299,750
   1,295,000 AAA   El Paso County, TX Community College District Revenue, Combination Fee,
                     Series B, AMBAC-Insured, 5.125% due 4/1/19                                                 1,291,763
   2,280,000 A3*   El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue, Las Lomas
                     Apartments, Series A, 6.375% due 12/1/29                                                   2,334,150
      80,000 AAA   El Paso County, TX ISD, GO, PSFG, 5.900% due 2/15/13                                            82,900
                   Fort Worth, TX Higher Education Finance Corp., Higher Education Revenue,
                     (Texas Christian University Project):
   3,000,000 AA-      5.000% due 3/15/17                                                                        2,977,500
   2,000,000 AA-      5.000% due 3/15/20                                                                        1,952,500
                   Frenship, TX ISD, GO, PSFG:
     500,000 Aaa*   5.500% due 2/15/03                                                                            508,965
     500,000 Aaa*   5.500% due 2/15/04                                                                            508,780
   2,730,000 Aaa*  Frisco, TX ISD, GO, PSFG, 5.250% due 8/15/22                                                 2,709,525
   1,200,000 A     Gulf Coast Waste Disposal Authority, PCR, (Carbide Corp. Project), 5.100% due 1/1/12         1,180,500


                      See Notes to Financial Statements.



     25 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                       RATING(a)                                   SECURITY     VALUE

-------------------------------------------------------------------------------------------------------------------
Texas -- 11.4% (continued)
                 Gulf Coast Water Authority, Water Systems Contract Revenue, South Project,
                  Series A, FSA-Insured:
$  1,585,000 AAA    5.000% due 8/15/17                                                               $    1,579,056
   1,635,000 AAA    5.000% due 8/15/18                                                                    1,602,300
   1,600,000 AAA    5.000% due 8/15/22                                                                    1,556,000
   5,115,000 AAA Harlandale, TX ISD, GO, PSFG, 5.500% due 8/15/35                                         5,185,331
                 Harris County, TX Health Facilities Development Corp. Hospital Revenue:
   2,410,000 AA   Children's Hospital Project, Series A, 5.375% due 10/1/16                               2,419,038
     250,000 NR   Memorial Hospital System Project, 7.125% due 6/1/15                                       265,000
   2,000,000 AAA  School Health Care System, Series B, 5.750% due 7/1/27                                  2,130,000
   1,000,000 A1* Harris County, TX Industrial Development Corp., IDR, (Cargill Inc. Project),
                   7.000% due 10/1/15                                                                     1,058,750
                 Houston, TX Community College System Revenue, Student Fee:
                  AMBAC-Insured:
   1,450,000 AAA    5.000% due 4/15/17                                                                    1,444,563
   1,520,000 AAA    5.000% due 4/15/18                                                                    1,506,700
   1,045,000 AAA  MBIA-Insured, 5.650% due 4/15/15                                                        1,077,656
  15,500,000 AAA Houston, TX ISD, GO, Series A, PSFG, 4.750% due 2/15/22                                 14,260,000
                 Houston, TX Water & Sewer System Revenue, Jr. Lien, FGIC-Insured:
                  Series A:
  28,875,000 AAA    5.250% due 12/1/25                                                                   28,766,719
   4,840,000 AAA    5.375% due 12/1/27                                                                    4,870,250
  18,280,000 AAA  Series B, 5.250% due 12/1/30                                                           18,188,600
                 Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
   2,500,000 AA-  5.250% due 7/1/13                                                                       2,528,125
   3,635,000 AA-  5.250% due 7/1/14                                                                       3,648,631
   8,495,000 AA-  5.250% due 7/1/16                                                                       8,452,525
   8,095,000 AA-  5.250% due 7/1/17                                                                       8,034,288
   6,085,000 AA-  5.250% due 7/1/18                                                                       5,993,725
   6,545,000 AA-  5.250% due 7/1/19                                                                       6,414,100
  10,505,000 AA-  5.000% due 7/1/23                                                                       9,835,306
   1,000,000 AAA Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16           1,015,000
   3,465,000 AAA Montgomery County, TX GO, Municipal Utility District No. 47, Waterworks & Sewer,
                   AMBAC-Insured, 4.750% due 10/1/21                                                      3,222,450
   9,000,000 AAA North Central, TX Health Facility Development Corp. Revenue,
                   (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15                       9,281,250
                 North Forest, TX ISD, GO, PSFG:
   1,000,000 AAA  5.125% due 8/15/14                                                                      1,023,750
   1,385,000 AAA  5.000% due 8/15/16                                                                      1,385,000
   2,000,000 AAA North Harris, Montgomery County, Community College District, AMBAC-Insured,
                   5.000% due 2/15/21                                                                     1,922,500
   2,000,000 AAA Port of Port Arthur, TX Naval District, AMBAC-Insured, 4.875% due 3/1/17                 1,955,000
                 Richardson, TX Refunding & Improvement GO:
     680,000 AA+  5.000% due 2/15/16                                                                        678,300
   1,465,000 AA+  5.000% due 2/15/18                                                                      1,437,531
     250,000 NR  Rusk County, TX Health Facilities Corp., Hospital Revenue, (Henderson Memorial
                   Hospital Project), 7.750% due 4/1/13                                                     251,250
   4,000,000 A+  Southwest Higher Education Authority, Southern Methodist University,
                   5.000% due 10/1/18                                                                     3,905,000


                      See Notes to Financial Statements.



     26 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                           RATING(a)                                      SECURITY     VALUE

--------------------------------------------------------------------------------------------------------------------------
Texas -- 11.4% (continued)
                   Tarrant County, TX Health Facilities Development Corp., Hospital Revenue:
$     250,000 BBB   Pre-Refunded -- Escrowed with U.S. government securities to 5/15/03
                      Call @ 102, 7.000% due 5/15/28 (g)                                                    $      272,188
      250,000 BBB   Unrefunded Balance, 7.000% due 5/15/28                                                         250,938
                   Texas General Services Commission COP, (Office Building & Land Acquisition Project):
      130,000 A-    7.000% due 8/1/14                                                                              133,614
      330,000 A-    7.000% due 8/1/24                                                                              338,735
       40,000 Aa2* Texas Housing Agency Mortgage Revenue, Single-Family, Series A, 7.150% due 9/1/12                41,098
    9,035,000 AA   Texas State GO, Veterans Housing Assistance, Series B-4, 6.700% due 12/1/24                   9,498,044
    6,000,000 AA   Texas State Water Development GO, Series D, 5.000% due 8/1/19                                 5,872,500
                   Texas Water Development Board Revenue, State Revolving Fund, Sr. Lien, Series B:
    2,500,000 AAA   5.000% due 7/15/15                                                                           2,525,000
   17,500,000 AAA   5.125% due 7/15/18                                                                          17,543,750
   29,000,000 AAA   5.000% due 7/15/19                                                                          28,565,000
                   Tyler, TX Health Facilities Development Corp., (East Texas Medical Center Project):
    1,350,000 AAA   Series A, MBIA-Insured, 5.500% due 11/1/17                                                   1,390,500
    1,000,000 AAA   Series B, FSA-Insured, 5.500% due 11/1/17                                                    1,030,000
    3,000,000 AAA   Series C, FSA-Insured, 5.500% due 11/1/17                                                    3,090,000
    1,370,000 AAA  Victoria, TX ISD, GO, PSFG, 5.000% due 2/15/16                                                1,370,000
      250,000 NR   Winters, TX Waterworks & Sewer System Revenue, FHA-Insured, 8.500% due 8/1/17                   277,188
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               348,058,839
--------------------------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.2%
                   Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
    1,000,000 BBB-  5.300% due 10/1/11                                                                           1,031,250
    4,000,000 BBB-  5.500% due 10/1/22                                                                           3,840,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,871,250
--------------------------------------------------------------------------------------------------------------------------
Virginia -- 0.9%
                   Arlington County, VA IDA, Multi-Family Housing Revenue:
                    Sr. Lien - Arlington Housing:
      705,000 A       6.300% due 7/1/16                                                                            743,775
      750,000 A       6.350% due 7/1/20                                                                            789,375
    1,000,000 A       6.375% due 7/1/25                                                                          1,046,250
    1,000,000 A     Woodbury Park Apartments, 5.350% due 7/1/18                                                  1,005,000
      200,000 AAA  Fairfax County, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                     FHA-Insured, Paul Spring, Series A, 5.900% due 6/15/17                                        210,000
    1,425,000 AAA  Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue,
                     (Battery Heights Project), Series A, GNMA-Collateralized, 6.100% due 4/20/16                1,508,719
    2,160,000 AA+  Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue, Tidewater
                     Community College Campus, 5.875% due 11/1/15                                                2,305,800
    1,000,000 BBB  Peninsula Ports Authority, VA Coal Terminal Revenue, (Dominion Terminal Association
                     Project), 7.375% due 6/1/20                                                                 1,038,750
      500,000 NR   Prince William County, VA IDA Revenue, Potomac Place, Series A, GNMA-Collateralized,
                     6.250% due 12/20/27                                                                           533,125
    1,250,000 A+   Virginia College Building Authority, VA Educational Facilities Revenue,
                     (Hampton University Project), 5.750% due 4/1/14                                             1,304,688


                      See Notes to Financial Statements.



     27 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                                        RATING(a)                                    SECURITY     VALUE

---------------------------------------------------------------------------------------------------------------------
Virginia -- 0.9% (continued)
                  Virginia State Housing Development Authority, Commonwealth Mortgage Revenue:
$  2,880,000 AA+   Series A, Subseries A-1, Remarketed 9/12/95, 6.400% due 7/1/17                      $    2,882,448
                   Series D:
     630,000 AA+     Subseries D-1, Remarketed 9/12/95, 6.400% due 7/1/17                                     655,200
   1,315,000 AA+     Subseries D-3, Remarketed 5/30/96, 5.800% due 7/1/10                                   1,387,325
                     Subseries D-4, Remarketed 7/16/96:
   1,330,000 AA+       6.100% due 1/1/11                                                                    1,404,813
   1,365,000 AA+       6.100% due 7/1/11                                                                    1,440,075
   1,400,000 AA+       6.125% due 1/1/12                                                                    1,477,000
   1,440,000 AA+       6.125% due 7/1/12                                                                    1,519,200
   1,485,000 AA+       6.150% due 1/1/13                                                                    1,564,819
   1,525,000 AA+       6.150% due 7/1/13                                                                    1,606,969
   1,565,000 AA+       6.200% due 1/1/14                                                                    1,647,163
   1,615,000 AA+       6.200% due 7/1/14                                                                    1,699,788
---------------------------------------------------------------------------------------------------------------------
                                                                                                           27,770,282
---------------------------------------------------------------------------------------------------------------------
Washington -- 3.9%
                  Aberdeen, WA Special Revenue, (Stafford Creek Correctional Center Project),
                    AMBAC-Insured:
   1,165,000 AAA     4.750% due 11/1/14                                                                     1,150,438
   1,220,000 AAA     4.750% due 11/1/15                                                                     1,192,550
  54,695,000 AAA  Washington State, GO, FSA-Insured, Series C, 5.250% due 1/1/26                           54,489,894
   3,910,000 Aaa* Washington State Housing Finance Commission, Single Family Program,
                    Series 3N, FNMA/GNMA/FHLMC-Collateralized, 5.250% due 12/1/17                           3,939,325
                  Washington State Public Power Supply System, Series B:
     250,000 AAA   Nuclear Project No. 1, FGIC-Insured, 7.125% due 7/1/16                                     309,063
                   Nuclear Project No. 3:
  24,000,000 Aa1*    5.500% due 7/1/17                                                                     24,024,240
  33,470,000 Aa1*    5.500% due 7/1/18                                                                     33,497,445
---------------------------------------------------------------------------------------------------------------------
                                                                                                          118,602,955
---------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
   4,190,000 A    Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                  4,121,913
   7,540,000 A    South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                7,417,475
---------------------------------------------------------------------------------------------------------------------
                                                                                                           11,539,388
---------------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.5%
     250,000 NR   Jefferson, WI Sewer System Waterworks & Electric System Mortgage Revenue,
                    7.400% due 7/1/16                                                                         253,193
   1,225,000 AAA  Merrill, WI Area Community Public School District GO, FSA-Insured, 5.000% due 4/1/18      1,208,156
   1,325,000 Aaa* Winneconne, WI Community School District GO, FGIC-Insured, 6.750% due 4/1/16              1,497,250
   2,000,000 AA   Wisconsin Housing & EDA, Home Ownership Revenue, Series A, 6.450% due 3/1/17              2,092,500
                  Wisconsin State Health & Educational Facilities Authority Revenue:
   8,600,000 AAA   Aurora Health Care Inc., MBIA-Insured, 5.250% due 8/15/17                                8,610,750
   1,000,000 A     Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                              971,250
   1,000,000 AAA   Medical College Project, MBIA-Insured, 5.400% due 12/1/16                                1,025,000
---------------------------------------------------------------------------------------------------------------------
                                                                                                           15,658,099
---------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     28 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Schedule of Investments (continued)                          February 28, 2001


    FACE
   AMOUNT                         RATING(a)                      SECURITY     VALUE

----------------------------------------------------------------------------------------
Wyoming -- 0.1%
                 Wyoming Community Development Authority Housing Revenue:
$  1,920,000 AA   Series 1, 5.450% due 12/1/29                            $    1,941,600
   2,000,000 AA   Series 4, 5.900% due 12/1/14                                 2,105,000
----------------------------------------------------------------------------------------
                                                                               4,046,600
----------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $2,974,214,117**)                               $3,043,291,496
----------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investors Service, Inc. and Fitch IBCA, Inc., respectively.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d) Securities with an aggregate market value of $10,486,800 are segregated as collateral for open purchase commitments.
(e) Security is in default.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 30 and 31 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



     29 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     30 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

Ba      --  Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future.
            Uncertainty of position characterizes bonds in this class.

B       --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch IBCA, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA      --  Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR      --  Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 Short-Term Security Ratings (unaudited)

SP-1    --  Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus
            (+) sign.

A-1     --  Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
            those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  --  Moody's highest rating for issues having a demand feature -- VRDO.

P-1     --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 Security Descriptions (unaudited)

ABAG    --Association of Bay Area Governments          IDA     --Industrial Development Authority
AIG     --American International Guaranty              IDB     --Industrial Development Board
AMBAC   --AMBAC Indemnity Corporation                  IDR     --Industrial Development Revenue
BAN     --Bond Anticipation Notes                      INFLOS  --Inverse Floaters
BIG     --Bond Investors Guaranty                      ISD     --Independent School District
CGIC    --Capital Guaranty Insurance Company           LOC     --Letter of Credit
CHFCLI  --California Health Facility Construction      MBIA    --Municipal Bond Investors Assurance
          Loan Insurance                                         Corporation
COP     --Certificate of Participation                 MVRICS  --Municipal Variable Rate Inverse Coupon
                                                                 Security
EDA     --Economic Development Authority               PCR     --Pollution Control Revenue
ETM     --Escrowed To Maturity                         PSFG    --Permanent School Fund Guaranty
FAIRS   --Floating Adjustable Interest Rate Securities Q-SBLF  --Qualified School Bond Loan Fund
FGIC    --Financial Guaranty Insurance Company         RAN     --Revenue Anticipation Notes
FHA     --Federal Housing Administration               RIBS    --Residual Interest Bonds
FHLMC   --Federal Home Loan Mortgage Corporation       RITES   --Residual Interest Tax-Exempt Security
FNMA    --Federal National Mortgage Association        SYCC    --Structured Yield Curve Certificate
FRTC    --Floating Rate Trust Certificates             TAN     --Tax Anticipation Notes
FSA     --Federal Savings Association                  TECP    --Tax Exempt Commercial Paper
GIC     --Guaranteed Investment Contract               TOB     --Tender Option Bonds
GNMA    --Government National Mortgage Association     TRAN    --Tax and Revenue Anticipation Notes
GO      --General Obligation                           VAN     --Veterans Administration
HDC     --Housing Development Corporation              VRDD    --Variable Rate Daily Demand
HFA     --Housing Finance Authority                    VRWE    --Variable Rate Wednesday Demand


     31 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Statement of Assets and Liabilities                          February 28, 2001



ASSETS:
   Investments, at value (Cost -- $2,974,214,117)                                  $3,043,291,496
   Dividends and interest receivable                                                   38,035,019
   Receivable for Fund shares sold                                                      9,085,951
   Receivable for securities sold                                                      12,389,734
--------------------------------------------------------------------------------------------------
   Total Assets                                                                     3,102,802,200
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                    36,271,420
   Payable for Fund shares purchased                                                    2,261,948
   Investment advisory fee payable                                                        747,736
   Payable to bank                                                                        557,508
   Administration fee payable                                                             397,564
   Distribution fees payable                                                              311,480
   Accrued expenses                                                                       472,163
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                                   41,019,819
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,061,782,381
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                                     $    1,972,020
   Capital paid in excess of par value                                              3,112,567,881
   Undistributed net investment income                                                  2,559,376
   Accumulated net realized loss from security transactions and futures contracts    (124,394,275)
   Net unrealized appreciation of investments                                          69,077,379
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,061,782,381
--------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                                              4,145,645
-------------------------------------------------------------------------------------------------
   Class A                                                                            129,312,445
-------------------------------------------------------------------------------------------------
   Class B                                                                             51,541,751
-------------------------------------------------------------------------------------------------
   Class L                                                                             10,445,027
-------------------------------------------------------------------------------------------------
   Class Y                                                                              1,757,124
-------------------------------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                                          $15.52
-------------------------------------------------------------------------------------------------
   Class A (and redemption price)                                                          $15.52
-------------------------------------------------------------------------------------------------
   Class B *                                                                               $15.53
-------------------------------------------------------------------------------------------------
   Class L **                                                                              $15.52
-------------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                          $15.54
-------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 4.96% of net asset value per share)                       $16.29
-------------------------------------------------------------------------------------------------
   Class A (net asset value plus 4.17% of net asset value per share)                       $16.17
-------------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.00% of net asset value per share)                       $15.68
--------------------------------------------------------------------------------------------------

*Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within first year of purchase.


                      See Notes to Financial Statements.



     32 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Statement of Operations                   For the Year Ended February 28, 2001


 INVESTMENT INCOME:
    Interest                                                     $171,215,125
 -----------------------------------------------------------------------------
 EXPENSES:
    Distribution fees (Note 3)                                      9,205,523
    Investment advisory fee (Note 3)                                9,123,118
    Administration fee (Note 3)                                     5,102,414
    Shareholder and system servicing fees                             860,585
    Audit and legal                                                   193,092
    Custody                                                           106,997
    Shareholder communications                                        103,808
    Directors' fees                                                    87,030
    Pricing service fees                                               79,983
    Other                                                               5,289
 -----------------------------------------------------------------------------
    Total Expenses                                                 24,867,839

 -----------------------------------------------------------------------------
 Net Investment Income                                            146,347,286

 -----------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FUTURES CONTRACTS (NOTES 4 AND 5):
    Realized Gain (Loss) From:
      Security transactions (excluding short-term securities)       2,545,939
      Futures contracts                                            (1,336,656)

 -----------------------------------------------------------------------------
    Net Realized Gain                                               1,209,283

 -----------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation (Note 7)              268,366,190

 -----------------------------------------------------------------------------
 Net Gain on Investments and Futures Contracts                    269,575,473

 -----------------------------------------------------------------------------
 Increase in Net Assets From Operations                          $415,922,759

 -----------------------------------------------------------------------------


                      See Notes to Financial Statements.



     33 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Statements of Changes in Net Assets


For the Years Ended February 28, 2001
and February 29, 2000

                                                                          2001             2000

-----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $  146,347,286  $   165,167,420
   Net realized gain (loss)                                               1,209,283      (80,336,232)
   Increase (decrease) in net unrealized appreciation                   268,366,190     (337,916,790)
-----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                    415,922,759     (253,085,602)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                               (144,041,310)    (159,089,656)
-----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders            (144,041,310)    (159,089,656)
-----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                     437,274,482      421,071,394
   Net asset value of shares issued in connection with the transfer
     of the Greenwich Street Municipal Fund's net assets (Note 7)       204,536,563               --
   Net asset value of shares issued in connection with the transfer
     of the CIS Municipal Bond Fund's net assets (Note 7)                97,879,978               --
   Net asset value of shares issued for reinvestment of dividends        82,985,212       93,663,507
   Cost of shares reacquired                                           (840,343,176)  (1,172,071,674)
-----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                  (17,666,941)    (657,336,773)
-----------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                       254,214,508   (1,069,512,031)

NET ASSETS:
   Beginning of year                                                  2,807,567,873    3,877,079,904
-----------------------------------------------------------------------------------------------------
   End of year*                                                      $3,061,782,381  $ 2,807,567,873
-----------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                       $2,559,376         $283,872
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     34 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Notes to Financial Statements



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment;
(i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

During November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Fund currently does not amortize premiums or accrete discounts in all cases. Upon adoption, the Fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Fund. At this time, the Fund has not completed its analysis of the impact of this accounting change.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.


     35 Smith Barney Managed Municipals Fund Inc.  | 2001 Annual Report to
                                 Shareholders

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended February 28, 2001, the Fund paid transfer agent fees of $739,519 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2001, SSB and CFBDS received sales charges of approximately $103,000, $1,741,000 and $153,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                              Class A  Class B   Class L

                        --------------------------------
                        CDSCs $11,000 $1,277,000 $17,000

                        --------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the year ended February 28, 2001, total Distribution Plan fees incurred were:

                                     Class A    Class B   Class L

             -----------------------------------------------------
             Distribution Plan Fees $2,889,938 $5,318,523 $997,062

             -----------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

4. Investments

During the year ended February 28, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                            Purchases $1,646,149,448

                            ------------------------
                            Sales      2,048,265,416

                            ------------------------

At February 28, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                  Gross unrealized appreciation $142,603,042
                  Gross unrealized depreciation  (73,525,663)

                  -------------------------------------------
                  Net unrealized appreciation   $ 69,077,379

                  -------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or


     36 Smith Barney Managed Municipals Fund Inc.  | 2001 Annual Report to
                                 Shareholders
losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 2001, the Fund did not hold any futures contracts.

6. Capital Shares

At February 28, 2001, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At February 28, 2001, total paid-in capital amounted to the following for each class:

                        Class 1      Class A       Class B      Class L      Class Y

--------------------------------------------------------------------------------------
Total Paid-in Capital $61,551,730 $1,997,583,031 $856,705,746 $169,225,755 $29,473,639

--------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                                                      Year Ended
                                                                                   February 28, 2001
                                                                        ---------------------------------------
                                                                           Shares              Amount

---------------------------------------------------------------------------------------------------------------
Class 1+
Shares sold                                                               4,378,662  $  65,189,243
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                            4,302,249     63,966,320
Shares issued on reinvestment                                                88,705      1,355,844
Shares reacquired                                                        (4,623,971)   (68,957,170)
---------------------------------------------------------------------------------------------------------------
Net Increase                                                              4,145,645  $  61,554,237

---------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                              18,026,466  $ 272,468,585
Net asset value of shares issued in connection with the transfer of the
 Greenwich Street Municipal Fund's net assets (Note 7)                   14,397,344    204,536,563
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                            1,887,426     28,091,458
Shares issued on reinvestment                                             3,726,957     55,489,093
Shares reacquired                                                       (34,268,524)  (508,151,842)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                   3,769,669  $  52,433,857

---------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                               4,192,821  $  63,308,525
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                              391,271      5,822,200
Shares issued on reinvestment                                             1,441,344     21,447,717
Shares reacquired                                                       (14,534,297)  (216,165,222)
---------------------------------------------------------------------------------------------------------------
Net Decrease                                                             (8,508,861) $            (125,586,780)

---------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                               2,312,524  $  35,308,129
Shares issued on reinvestment                                               291,029      4,331,671
Shares reacquired                                                        (2,161,940)   (32,068,942)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                     441,613  $   7,570,858

---------------------------------------------------------------------------------------------------------------
Class Y
Shares sold                                                                  68,540  $   1,000,000
Shares issued on reinvestment                                                24,192        360,887
Shares reacquired                                                        (1,023,414)   (15,000,000)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                    (930,682) $            (13,639,113)

---------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                                                   February 29, 2000
                                                                        ---------------------------------------
                                                                           Shares              Amount

---------------------------------------------------------------------------------------------------------------
Class 1+
Shares sold                                                                      --             --
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --
Shares issued on reinvestment                                                    --             --
Shares reacquired                                                                --             --
---------------------------------------------------------------------------------------------------------------
Net Increase                                                                     --             --

---------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                              16,637,405  $ 246,874,360
Net asset value of shares issued in connection with the transfer of the
 Greenwich Street Municipal Fund's net assets (Note 7)                           --             --
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --
Shares issued on reinvestment                                             4,151,563     61,664,669
Shares reacquired                                                       (50,682,006)  (746,373,915)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                 (29,893,038) $            (437,834,886)

---------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                               6,121,439  $  91,447,522
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --
Shares issued on reinvestment                                             1,789,489     26,586,027
Shares reacquired                                                       (23,604,689)  (347,191,329)
---------------------------------------------------------------------------------------------------------------
Net Decrease                                                            (15,693,761) $            (229,157,780)

---------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                               2,545,618  $  38,249,512
Shares issued on reinvestment                                               343,386      5,093,638
Shares reacquired                                                        (4,420,358)   (64,835,839)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                  (1,531,354) $            (21,492,689)

---------------------------------------------------------------------------------------------------------------
Class Y
Shares sold                                                               2,880,950  $  44,500,000
Shares issued on reinvestment                                                21,574        319,173
Shares reacquired                                                          (943,548)   (13,670,591)
---------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                   1,958,976  $  31,148,582

---------------------------------------------------------------------------------------------------------------

+ Transactions are for the period from September 12, 2000 (inception date) to February 28, 2001.



     37 Smith Barney Managed Municipals Fund Inc.  | 2001 Annual Report to
                                 Shareholders

7. Transfer of Net Assets

On March 3, 2000, the Fund acquired the assets and certain liabilities of the Greenwich Street Municipals Fund pursuant to a plan of reorganization approved by Greenwich Street Municipals Fund shareholders on February 24, 2000. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street Municipals Fund and total net assets of the Fund on the date of the transfer were as follows:

                                 Class A Shares Issued     Total Net Assets of the      Total Net Assets
Acquired Portfolio                    by the Fund      Greenwich Street Municipals Fund   of the Fund

--------------------------------------------------------------------------------------------------------
Greenwich Street Municipals Fund            14,397,344                     $204,536,563   $2,815,126,715
--------------------------------------------------------------------------------------------------------

The total net assets of the Greenwich Street Municipals Fund before acquisition included unrealized depreciation of $19,445,694, accumulated net realized loss of $13,202,515 and undistributed net investment income of $60,274. Total net assets of the Fund immediately after the transfer were $3,019,663,278. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On October 13, 2000, the Fund acquired the assets and certain liabilities of the CIS Municipal Bond Fund pursuant to a plan of reorganization approved by CIS Municipal Bond Fund shareholders on September 25, 2000. Total Class A shares issued by the Fund, the total net assets of the CIS Municipal Bond Fund and total net assets of the Fund on the date of the transfer were as follows:

                         Shares Issued Total Net Assets of the Total Net Assets
 Acquired Fund            by the Fund  CIS Municipal Bond Fund   of the Fund

 ------------------------------------------------------------------------------
 CIS Municipal Bond Fund     6,580,946             $97,879,978   $2,848,150,844
 ------------------------------------------------------------------------------

The total net assets of the CIS Municipal Bond Fund before acquisition included unrealized appreciation of $2,054,002, accumulated net realized loss of $1,915,552 and undistributed net investment loss of $6,444. Total net assets of the Fund immediately after the transfer were $2,946,030,822. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

At February 28, 2001, the Fund had, for Federal income tax purposes, approximately $124,328,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                    2007        2008        2009

            --------------------------------------------------------
            Carryforward Amounts $12,059,000 $78,350,000 $33,919,000
            --------------------------------------------------------


     38 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

 Financial Highlights

For a share of each class of capital stock outstanding throughout the year ended February 28:

              Class 1 Shares                     2001/(1)(2)/

              ---------------------------------------------------
              Net Asset Value, Beginning of Year     $15.10

              ---------------------------------------------------
              Income From Operations:
               Net investment income                   0.39
               Net realized and unrealized gain        0.42

              ---------------------------------------------------
              Total Income From Operations             0.81

              ---------------------------------------------------
              Less Distributions From:
               Net investment income                  (0.39)

              ---------------------------------------------------
              Total Distributions                     (0.39)

              ---------------------------------------------------
              Net Asset Value, End of Year           $15.52

              ---------------------------------------------------
              Total Return                           5.42%++

              ---------------------------------------------------
              Net Assets, End of Year (000s)        $64,338

              ---------------------------------------------------
              Ratios to Average Net Assets:
               Expenses                               0.53%+
               Net investment income                  5.11+

              ---------------------------------------------------
              Portfolio Turnover Rate                   56 %

              ---------------------------------------------------

(1) For the period from September 12, 2000 (inception date) to February 28,
    2001.
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.



     39 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                           2001/(1)/     2000/(1)(2)/     1999/(1)/    1998    1997

-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $14.16           $15.93         $16.19   $15.61  $16.20

-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                     0.77             0.75           0.74     0.79    0.88
 Net realized and unrealized gain (loss)   1.35            (1.79)         (0.10)    1.06   (0.18)

-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        2.12            (1.04)          0.64     1.85    0.70

-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                    (0.76)           (0.73)         (0.74)   (0.79)  (0.91)
 Excess of net investment income             --               --          (0.05)      --      --
 Net realized gains                          --               --          (0.11)   (0.48)  (0.38)

-------------------------------------------------------------------------------------------------
Total Distributions                       (0.76)           (0.73)         (0.90)   (1.27)  (1.29)

-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year             $15.52           $14.16         $15.93   $16.19  $15.61

-------------------------------------------------------------------------------------------------
Total Return                              15.33%           (6.62)%         4.07%   12.30%   4.51%

-------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)       $2,008           $1,778         $2,476   $2,367  $2,000

-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                  0.68%            0.68%          0.67%    0.68%   0.68%
 Net investment income                     5.15             5.02           4.63     4.98    5.60

-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      56%              55%            45%     110%    103%

-------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the year ended February 29, 2000.


     40 Smith Barney Managed Municipals Fund Inc.  | 2001 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class B Shares                           2001/(1)/     2000/(1)(2)/     1999/(1)/    1998    1997

-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $14.16           $15.92         $16.19   $15.60  $16.20

-------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                     0.69             0.68           0.66     0.72    0.79
 Net realized and unrealized gain (loss)   1.36            (1.79)         (0.11)    1.06   (0.18)

-------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        2.05            (1.11)          0.55     1.78    0.61

-------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                    (0.68)           (0.65)         (0.66)   (0.71)  (0.83)
 Excess of net investment income             --               --          (0.05)      --      --
 Net realized gains                          --               --          (0.11)   (0.48)  (0.38)

-------------------------------------------------------------------------------------------------
Total Distributions                       (0.68)           (0.65)         (0.82)   (1.19)  (1.21)

-------------------------------------------------------------------------------------------------
Net Asset Value, End of Year             $15.53           $14.16         $15.92   $16.19  $15.60

-------------------------------------------------------------------------------------------------
Total Return                              14.75%           (7.08)%         3.48%   11.81%   3.92%

-------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $801             $850         $1,206   $1,125    $905

-------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                  1.20%            1.21%          1.19%    1.20%   1.19%
 Net investment income                     4.63             4.50           4.11     4.46    5.09

-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      56%              55%            45%     110%    103%

-------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the year ended February 29, 2000.


     41 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares                           2001/(1)/     2000/(1)(2)/     1999/(1)(3)/ 1998/(1)/     1997

-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $14.15         $15.92            $16.18     $15.60   $16.20

-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.68           0.67              0.65       0.70     0.79
 Net realized and unrealized gain (loss)     1.36          (1.80)            (0.10)      1.06    (0.18)

-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.04          (1.13)             0.55       1.76     0.61

-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.67)         (0.64)            (0.65)     (0.70)   (0.83)
 Excess of net investment income               --             --             (0.05)        --       --
 Net realized gains                            --             --             (0.11)     (0.48)   (0.38)

-------------------------------------------------------------------------------------------------------
Total Distributions                         (0.67)         (0.64)            (0.81)     (1.18)   (1.21)

-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.52         $14.15            $15.92     $16.18   $15.60

-------------------------------------------------------------------------------------------------------
Total Return                                14.72%         (7.19)%            3.49%     11.69%    3.88%

-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $162,129       $141,570          $183,578   $126,766  $72,597

-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.25%          1.25%             1.24%      1.25%    1.24%
 Net investment income                       4.58           4.46              4.06       4.38     5.04

-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        56%            55%               45%       110%     103%

-------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the year ended February 29, 2000.
(3) On June 12, 1998, Class C shares were renamed Class L shares.


     42 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                           2001/(1)/     2000/(1)(2)/     1999/(1)/ 1998/(1)/ 1997/(1)/

-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $14.18          $15.95         $16.19    $15.60    $16.20

-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                      0.79            0.79           0.73      0.82      0.90
 Net realized and unrealized gain (loss)    1.36           (1.80)         (0.04)     1.07     (0.18)

-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.15           (1.01)          0.69      1.89      0.72

-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.79)          (0.76)         (0.76)    (0.82)    (0.94)
 Excess of net investment income              --              --          (0.06)       --        --
 Net realized gains                           --              --          (0.11)    (0.48)    (0.38)

-----------------------------------------------------------------------------------------------------
Total Distributions                        (0.79)          (0.76)         (0.93)    (1.30)    (1.32)

-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $15.54          $14.18         $15.95    $16.19    $15.60

-----------------------------------------------------------------------------------------------------
Total Return                               15.52%          (6.44)%         4.39%    12.56%     4.59%

-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $27,313         $38,110        $11,626   $11,893    $5,350

-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.50%           0.51%          0.50%     0.52%     0.52%
 Net investment income                      5.33            5.27           4.84      5.06      5.76

-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       56%             55%            45%      110%      103%

-----------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the year ended February 29, 2000.


 Tax Information (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 2001: --
  . 99.18% of the dividends paid by the fund from net investment income as tax exempt for regular Federal income tax purposes.


     43 Smith Barney Managed Municipals Fund Inc.  | 2001 Annual Report to
                                 Shareholders

 Independent Auditors' Report


The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. as of February 28, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Managed Municipals Fund Inc. as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                         /s/ KPMG

New York, New York
April 6, 2001


     44 Smith Barney Managed Municipals Fund Inc. | 2001 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



            DIRECTORS                   INVESTMENT ADVISER
            Herbert Barg                AND ADMINISTRATOR
            Alfred J. Bianchetti        SSB Citi Fund Management LLC
            Martin Brody
            Dwight B. Crane             DISTRIBUTORS
            Burt N. Dorsett             Salomon Smith Barney Inc.
            Elliot S. Jaffe             PFS Distributors, Inc.
            Stephen E. Kaufman
            Joseph J. McCann            CUSTODIAN
            Heath B. McLendon, Chairman PFPC Trust Company
            Cornelius C. Rose Jr.
            James J. Crisona, Emeritus  TRANSFER AGENT
                                        Citi Fiduciary Trust Company
            OFFICERS                    125 Broad Street, 11th Floor
            Heath B. McLendon           New York, New York 10004
            President and
            Chief Executive Officer     SUB-TRANSFER AGENT
                                        PFPC Global Fund Services
            Lewis E. Daidone            P.O. Box 9699
            Senior Vice President       Providence, Rhode Island
            and Treasurer               02940-9699

            Joseph P. Deane
            Vice President and
            Investment Officer

            David Fare
            Investment Officer

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after May 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 7 World Trade Center
 New York, New York 10048

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



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 Salomon Smith Barney Inc.

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